                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09037

                            Nuveen Investment Trust III
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                        Date of fiscal year end: September 30
                                                 ------------

                    Date of reporting period: September 30, 2005
                                              ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

  Portfolio Manager's Comments

  The Nuveen Short Duration, Core and High Yield Bond Funds feature portfolio management by Nuveen Asset Management. Recently we spoke with Andrew Stenwall, Managing Director, Taxable Fixed Income and the Funds' portfolio manager about the Funds' performance and management strategies.

--------------------------------------------------------------------------------

What were some significant economic and market trends influencing your management during the reporting period ended September 30, 2005?

Growth in the core consumer price index was surprisingly contained for most of 2005. However, the "headline" inflation rate, which includes the effects of energy prices, rose sharply during the final months of the period in response to soaring oil costs. The price per barrel of oil skyrocketed following Hurricanes Katrina and Rita, which devastated oil refining operations in the U.S. Gulf Coast region. With inflation more modest than expected, the Federal Reserve Board was able to maintain its pre-existing "measured" pace of short-term interest rate increases. From December 20, 2004, the Funds' commencement of operations, to September 30, 2005, the Fed raised rates six times, lifting the benchmark federal funds rate from 2.25% to 3.75%. (On November 1, following the end of the reporting period, the Fed added a quarter point increase, bringing the overnight target rate to 4.00%.) Yields on short-term Treasury securities rose roughly in line with this increase, while long-term bond yields rose just 0.14%, a situation that led to a flattening yield curve throughout the period.

The high-yield bond market began the year on a very positive note as investors continued their willingness to embrace risk in exchange for higher yield potential. As demand increased, however, the income premium available to investors willing to purchase lower-rated bonds continued to decline. This situation changed abruptly in the spring, when concerns about the auto industry, specifically the effects of the impending credit-rating downgrades of the two largest U.S. auto manufacturers, weighed heavily on the market. These worries proved to be temporary, as investors noted the significant number of high-yield issuers still offering strong cash flows, debt ratios, and balance sheets.

How did the Funds perform during the period from their inception in December 2004 through September 30, 2005?

The chart on the next page provides total return performance information for the three Funds from their inception, through the end of the reporting period on September 30, 2005. Each Fund's total return performance is compared with its corresponding benchmark and Lipper peer fund category.

All three funds enjoyed positive total return performance on A shares at NAV during the period but underperformed their respective benchmarks and Lipper peer group averages. Both the Short Duration Bond Fund and Core Bond Fund lagged in part because their durations were longer than those of their peer groups. This positioning detracted from performance as yields on longer bonds failed to increase as much as anticipated. Another negative influence was the two Funds' relatively high credit quality, which hindered at times when higher-rated bonds underperformed their lower-quality counterparts. On the positive side, the two Funds benefited from many of our short-duration corporate bond holdings, which provided a yield and return advantage over comparable Treasuries. We also benefited from our investments in non-U.S. bonds.

Detracting from the High Yield Bond Fund's relative performance was an overweighting in the paper and forest products sector, which lagged partly because of rising energy costs and financial underperformance due to a lack of pricing power.

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                             Annual Report  Page 1

Class A Shares--
Cumulative Total Returns as of 9/30/05
--------------------------------------------------------------------------------

                                                         Since inception
                                                           (12/20/04)
                                                         ---------------
       Nuveen Short Duration Bond Fund
        A Shares at NAV                                            0.66%
        A Shares at Offer                                         -1.36%
       Lipper Short Investment Grade Debt Funds Index/1/           1.17%
       Citigroup 1-3 Year Treasury Index/2/                        0.95%
       -----------------------------------------------------------------

       Nuveen Core Bond Fund
        A Shares at NAV                                            1.37%
        A Shares at Offer                                         -2.43%
       Lipper Intermediate Investment Grade Debt
         Funds Index/3/                                            1.83%
       Citigroup Broad Investment Grade Bond Index/4/              1.91%
       -----------------------------------------------------------------

       Nuveen High Yield Bond Fund
        A Shares at NAV                                            1.56%
        A Shares at Offer                                         -3.28%
       Lipper High Current Yield Funds Index/5/                    1.98%
       Citigroup High Yield BB/B Index/6/                          2.10%
       -----------------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Maximum sales charges for Class A shares of each Fund are:
2.00% for Nuveen Short Duration Bond Fund, 3.75% for Nuveen Core Bond Fund and 4.75% for Nuveen High Yield Bond Fund. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call
(800) 257-8787.

Security selection in the telecommunications sector - in particular, lacking positions in several holdings that gained on takeover announcements - hurt the relative results. On the positive side, the portfolio benefited from an underweighting of the automotive sector, which faced significant challenges during the period.

What strategies were used to manage the Funds during the period, and how did these strategies influence performance?

We manage all three Funds with a similar core strategy. However, the securities in each portfolio will vary based on each Fund's investment mandate. The High Yield Bond Fund, for example, will include a higher percentage of lower-rated bonds, while the Short Duration Bond Fund tends to own a greater concentration of bonds with less interest-rate sensitivity.

Our management was based on our premise that short-term interest rates and inflation were likely to move higher, though this did not take place to the extent we expected during the period. We also were looking for credit spreads to widen as the Fed raised short-term interest rates.

Both the Short Duration and Core Bond Funds had relatively short durations throughout the period, particularly in its early and late stages. However, this duration positioning was the result of our bottom-up security selection approach, not an indication of an active bet on the likely direction of interest rates. In


--------------------------------------------------------------------------------

1The Lipper Short Investment Grade Debt Funds Index represents the average annualized total return for the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category for the period ended September 30, 2005. The since inception data for the Lipper index represents returns for the period 12/31/04 - 9/30/05, as returns for the index are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.
2The Citigroup 1-3 Year Treasury Index is an index comprised of U.S. Treasury
 Notes and Bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). An index is not available for direct investment.
3The Lipper Intermediate Investment Grade Debt Funds Index represents the average annualized total return for the 30 largest funds in the Lipper Intermediate Investment Grade Debt Funds Category for the period ended September 30, 2005. The since inception data for the Lipper index represents returns for the period 12/31/04 - 9/30/05, as returns for the index are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.
4The Citigroup Broad Investment Grade Bond Index (the "BIG" Index) is an unmanaged index generally considered representative of the U.S. investment grade bond market. An index is not available for direct investment.
5The Lipper High Current Yield Funds Index represents the average annualized total return for the 30 largest funds in the Lipper High Current Yield Funds Category for the period ended September 30, 2005. The since inception data for the Lipper index represents returns for the period 12/31/04 - 9/30/05, as returns for the index are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.
6The Citigroup High Yield BB/B Index is a market capitalization-weighted index that comprises all high-yield issues rated BB or B by Standard & Poors for which Citigroup calculates a monthly return. An index is not available for direct investment.


                             Annual Report  Page 2
particular, we favored a variety of short-duration, credit-sensitive securities offering investors additional yield over comparable Treasuries as well as decent liquidity and reasonable growth. In particular, we overweighted defensive areas of the market, such as the utility and banking sectors, both of which we believed could be relatively resilient in the face of widening credit spreads.

We also took advantage of selected international fixed-income opportunities. Because other countries, such as the United Kingdom and Australia, were at different points in the interest-rate cycle than the United States, investing internationally gave us the opportunity to avoid some of the losses that short-term U.S. Treasuries suffered as short-term interest rates rose during the period.

In the high-yield market, we continued to follow our fundamentally driven management approach. Rather than seek to chase additional yield by investing in high risk opportunities, we focused on bonds whose fundamentals we believed were improving. This focus lead us to invest in securities in sectors such as homebuilding and energy. By contrast, we looked to avoid parts of the market being weighed down by high commodity prices, credit rating downgrades, and deteriorating balance sheets, such as the automotive and airline sectors. Both of these areas faced significant challenges during the period despite an otherwise favorable environment for the high-yield market.

Dividend Information

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of September 30, 2005, all of the Funds in this report had positive UNII for both tax purposes and financial statement purposes.


                             Annual Report  Page 3

     Growth of an Assumed $10,000 Investment

     Nuveen Short Duration Bond Fund

                                    [CHART]

                   Nuveen        Nuveen
                    Short        Short       Lipper Short
                  Duration      Duration      Investment        Citigroup
                    Fund        Bond Fund     Grade Debt         1-3 Year
                    (NAV)        (Offer)      Funds Index     Treasury Index
                  ---------     ---------     -----------     ---------------

12/31/2004        $10,000         $9,800        $10,000          $10,000
 1/31/2005          9,995          9,795         10,001            9,996
 2/28/2005          9,969          9,770          9,991            9,973
 3/31/2005          9,953          9,754          9,977            9,973
 4/30/2005          9,998          9,798         10,029           10,030
 5/31/2005         10,024          9,823         10,069           10,067
 6/30/2005         10,050          9,849         10,099           10,087
 7/31/2005         10,025          9,824         10,076           10,058
 8/31/2005         10,089          9,887         10,137           10,121
 9/30/2005         10,062          9,860         10,116           10,095

================================================================================

     Growth of an Assumed $10,000 Investment

     Nuveen Core Bond Fund

                                    [CHART]
                                                   Lipper
                   Nuveen          Nuveen       Intermediate
                    Core            Core         Investment    Citigroup Broad
                    Bond            Bond         Grade Debt   Investment Grade
                  Fund (NAV)     Fund (Offer)   Funds Index      Bond Index
                   ---------      ---------     ------------   --------------
12/31/2004          $10,000         $9,625         $10,000         $10,000
 1/31/2005           10,045          9,668          10,054          10,064
 2/28/2005            9,980          9,605          10,012          10,004
 3/31/2005            9,925          9,553           9,953           9,949
 4/30/2005           10,061          9,684          10,075          10,089
 5/31/2005           10,158          9,777          10,181          10,202
 6/30/2005           10,216          9,833          10,241          10,261
 7/31/2005           10,131          9,752          10,161          10,170
 8/31/2005           10,257          9,872          10,288          10,300
 9/30/2005           10,132          9,752          10,184          10,191



The graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the corresponding indexes. The comparisons are based on the period 12/31/04 to 9/30/05, as the returns for the indexes are calculated on a calendar-month basis. The Lipper Short Investment Grade Debt Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category. The Citigroup 1-3 Year Treasury Index is an index comprised of U.S. Treasury Notes and Bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). The Lipper Intermediate Investment Grade Debt Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Intermediate Investment Grade Debt Funds category. The Citigroup Broad Investment Grade Bond Index (the "BIG" Index) is an unmanaged index generally considered representative of the U.S. bond market. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Investments Funds' returns include reinvestment of all dividends and distributions, and the Funds' return at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (2.0% for the Nuveen Short Duration Bond Fund and 3.75% for the Nuveen Core Bond Fund) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 4

     Growth of an Assumed $10,000 Investment

     Nuveen High Yield Bond Fund

                                    [CHART]

              Nuveen High    Nuveen High      Lipper High      Citigroup
              Yield Bond     Yield Bond      Current Yield     High Yield
               Fund (NAV)    Fund (Offer)     Funds Index      BB/B Index
              -----------    ------------    -------------     ----------
12/31/2004      $10,000        $9,525          $10,000          $10,000
 1/31/2005       10,004         9,529            9,975           10,011
 2/28/2005       10,126         9,645           10,128           10,151
 3/31/2005        9,865         9,396            9,859            9,876
 4/30/2005        9,815         9,349            9,744            9,790
 5/31/2005        9,976         9,503            9,900            9,985
 6/30/2005       10,113         9,633           10,059           10,131
 7/31/2005       10,261         9,773           10,215           10,262
 8/31/2005       10,273         9,785           10,264           10,304
 9/30/2005       10,171         9,688           10,197           10,210



The graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen High Yield Bond Fund compared with the corresponding indexes. The comparisons are based on the period 12/31/04 to 9/30/05, as the returns for the indexes are calculated on a calendar-month basis. The Lipper High Current Yield Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper High Current Yield Funds category. The Citigroup High Yield BB/B Index is a market capitalization-weighted index that comprises all high-yield issues rated BB or B by Standard & Poors for which Citigroup calculates a monthly return. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Investments Fund returns include reinvestment of all dividends and distributions, and the Fund's return at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 5

  Fund Spotlight as of 9/30/05                   Nuveen Short Duration Bond Fund

================================================================================

               Quick Facts
                                       A Shares C Shares R Shares
               --------------------------------------------------
               NAV                       $19.69   $19.69   $19.68
               --------------------------------------------------
               Latest Monthly Dividend  $0.0660  $0.0535  $0.0700
               --------------------------------------------------
               Inception Date          12/20/04 12/20/04 12/20/04
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 2.00% maximum sales charge. Class C shares have a 1% contingent deferred sales charge (CDSC), also known as a back-end sales charge, for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect an expense limitation by the Fund's investment adviser.

                        Cumulative Total Returns as of 9/30/05

                        A Shares                NAV    Offer
                        --------------------------------------
                        Since Inception       0.66%   -1.36%
                        --------------------------------------

                        C Shares                NAV   w/CDSC
                        --------------------------------------
                        Since Inception       0.09%   -0.89%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Since Inception       0.79%
                        --------------------------------------
                        Yields

                        A Shares                NAV    Offer
                        --------------------------------------
                        Dividend Yield/2/     4.02%    3.94%
                        --------------------------------------
                        SEC 30-Day Yield/3/   4.63%    4.54%
                        --------------------------------------

                        C Shares                NAV
                        --------------------------------------
                        Dividend Yield/2/     3.26%
                        --------------------------------------
                        SEC 30-Day Yield      3.89%
                        --------------------------------------

                        R Shares                NAV
                        --------------------------------------
                        Dividend Yield/2/     4.27%
                        --------------------------------------
                        SEC 30-Day Yield      4.81%
                        --------------------------------------

Credit Quality/1/

                                     [CHART]

AAA/U.S. Guaranteed      44.2%
AA                        1.0%
A                        21.3%
BBB                      26.6%
BB or Lower               6.9%


Portfolio Allocation/1/

                                    [CHART]

U.S. Government and Agency Obligations    38.7%
Asset-Backed Securities                    5.8%
Corporate Bonds                           55.0%
Sovereign Debt                             0.5%



                            Net Assets ($000) $9,840
                            ------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of September 30, 2005. Holdings are subject to change.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.

                             Annual Report  Page 6

  Fund Spotlight as of 9/30/05                   Nuveen Short Duration Bond Fund

================================================================================


                  Sectors/1/
                  U.S. Government and Agency Obligations 38.7%
                  --------------------------------------------
                  Financials                             12.4%
                  --------------------------------------------
                  Utilities                              10.6%
                  --------------------------------------------
                  Consumer Discretionary                  8.8%
                  --------------------------------------------
                  Industrials                             7.1%
                  --------------------------------------------
                  Consumer Staples                        5.5%
                  --------------------------------------------
                  Energy                                  4.7%
                  --------------------------------------------
                  Healthcare                              3.7%
                  --------------------------------------------
                  Materials                               3.3%
                  --------------------------------------------
                  Telecommunication Services              3.1%
                  --------------------------------------------
                  Information Technology                  1.6%
                  --------------------------------------------
                  Sovereign Debt                          0.5%
                  --------------------------------------------

1As a percentage of total holdings as of September 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    Hypothetical Performance
                                       Actual Performance          (5% return before expenses)
                                  -----------------------------   -----------------------------

                                   A Shares  C Shares  R Shares    A Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------
Beginning Account Value (4/01/05) $1,000.00 $1,000.00 $1,000.00   $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------
Ending Account Value (9/30/05)    $1,010.80 $1,007.00 $1,011.50   $1,020.61 $1,016.85 $1,021.86
-----------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.49 $    8.25 $    3.23   $    4.51 $    8.29 $    3.24
-----------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of .89%, 1.64% and .64% for Classes A, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                             Annual Report  Page 7

  Fund Spotlight as of 9/30/05                             Nuveen Core Bond Fund

================================================================================

          Quick Facts
                                  A Shares B Shares C Shares R Shares
          -----------------------------------------------------------
          NAV                       $19.73   $19.73   $19.73   $19.72
          -----------------------------------------------------------
          Latest Monthly Dividend  $0.0760  $0.0635  $0.0635  $0.0800
          -----------------------------------------------------------
          Inception Date          12/20/04 12/20/04 12/20/04 12/20/04
          -----------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 3.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect an expense limitation by the Fund's investment adviser.

                      Cumulative Total Returns as of 9/30/05

                      A Shares                  NAV   Offer
                      --------------------------------------
                      Since Inception         1.37%  -2.43%
                      --------------------------------------

                      B Shares             w/o CDSC  w/CDSC
                      --------------------------------------
                      Since Inception         0.81%  -4.13%
                      --------------------------------------

                      C Shares                  NAV  w/CDSC
                      --------------------------------------
                      Since Inception         0.81%  -0.18%
                      --------------------------------------

                      R Shares                  NAV
                      --------------------------------------
                      Since Inception         1.51%
                      --------------------------------------
                      Yields

                      A Shares                  NAV   Offer
                      --------------------------------------
                      Dividend Yield/2/       4.62%   4.45%
                      --------------------------------------
                      SEC 30-Day Yield/3/     5.12%   4.93%
                      --------------------------------------

                      B Shares                  NAV
                      --------------------------------------
                      Dividend Yield/2/       3.86%
                      --------------------------------------
                      SEC 30-Day Yield        4.38%
                      --------------------------------------

                      C Shares                  NAV
                      --------------------------------------
                      Dividend Yield/2/       3.86%
                      --------------------------------------
                      SEC 30-Day Yield        4.38%
                      --------------------------------------

                      R Shares                  NAV
                      --------------------------------------
                      Dividend Yield/2/       4.87%
                      --------------------------------------
                      SEC 30-Day Yield        5.33%
                      --------------------------------------


Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed      70.0%
AA                        2.5%
A                         7.0%
BBB                       7.4%
BB or Lower               8.4%
NR                        4.7%

Portfolio Allocation/1/

                                    [CHART]

U.S. Government and Agency Obligations    69.4%
Asset-Backed Securities                    5.0%
Corporate Bonds                           24.5%
Sovereign Debt                             1.1%



                            Net Assets ($000) $9,861
                            ------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of September 30, 2005. Holdings are subject to change.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.

                             Annual Report  Page 8

  Fund Spotlight as of 9/30/05                             Nuveen Core Bond Fund

================================================================================


                  Sectors/1/
                  U.S. Government and Agency Obligations 69.4%
                  --------------------------------------------
                  Financials                              7.7%
                  --------------------------------------------
                  Consumer Discretionary                  6.8%
                  --------------------------------------------
                  Energy                                  3.4%
                  --------------------------------------------
                  Industrials                             2.9%
                  --------------------------------------------
                  Materials                               2.7%
                  --------------------------------------------
                  Consumer Staples                        2.0%
                  --------------------------------------------
                  Telecommunication Services              1.8%
                  --------------------------------------------
                  Utilities                               1.0%
                  --------------------------------------------
                  Information Technology                  0.7%
                  --------------------------------------------
                  Healthcare                              0.5%
                  --------------------------------------------
                  Sovereign Debt                          1.1%
                  --------------------------------------------



1As a percentage of total holdings as of September 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Hypothetical Performance
                                            Actual Performance                      (5% return before expenses)
                                  --------------------------------------- -   ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares      A Shares  B Shares  C Shares  R Shares
---------------------------------------------------------------------------------------------------------------------
Beginning Account Value (4/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00     $1,000.00 $1,000.00 $1,000.00 $1,000.00
---------------------------------------------------------------------------------------------------------------------
Ending Account Value (9/30/05)    $1,020.90 $1,017.10 $1,017.10 $1,021.70     $1,020.10 $1,016.34 $1,016.34 $1,021.36
---------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    5.02 $    8.80 $    8.80 $    3.75     $    5.01 $    8.80 $    8.80 $    3.75
---------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of .99%, 1.74%, 1.74% and .74% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                             Annual Report  Page 9

--------------------------------------------------------------------------------
  Fund Spotlight as of 9/30/05                       Nuveen High Yield Bond Fund

================================================================================

          Quick Facts
                                  A Shares B Shares C Shares R Shares
          -----------------------------------------------------------
          NAV                       $19.39   $19.39   $19.39   $19.40
          -----------------------------------------------------------
          Latest Monthly Dividend  $0.1240  $0.1115  $0.1115  $0.1280
          -----------------------------------------------------------
          Inception Date          12/20/04 12/20/04 12/20/04 12/20/04
          -----------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 4.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect an expense limitation by the Fund's investment adviser.

                      Cumulative Total Returns as of 9/30/05

                      A Shares                  NAV   Offer
                      --------------------------------------
                      Since Inception         1.56%  -3.28%
                      --------------------------------------

                      B Shares             w/o CDSC  w/CDSC
                      --------------------------------------
                      Since Inception         0.99%  -3.86%
                      --------------------------------------

                      C Shares                  NAV  w/CDSC
                      --------------------------------------
                      Since Inception         0.99%   0.02%
                      --------------------------------------

                      R Shares                  NAV
                      --------------------------------------
                      Since Inception         1.79%
                      --------------------------------------
                      Yields

                      A Shares                  NAV   Offer
                      --------------------------------------
                      Dividend Yield/3/       7.67%   7.31%
                      --------------------------------------
                      SEC 30-Day Yield/4/     6.50%   6.19%
                      --------------------------------------

                      B Shares                  NAV
                      --------------------------------------
                      Dividend Yield/3/       6.90%
                      --------------------------------------
                      SEC 30-Day Yield        5.74%
                      --------------------------------------

                      C Shares                  NAV
                      --------------------------------------
                      Dividend Yield/3/       6.90%
                      --------------------------------------
                      SEC 30-Day Yield        5.74%
                      --------------------------------------

                      R Shares                  NAV
                      --------------------------------------
                      Dividend Yield/3/       7.92%
                      --------------------------------------
                      SEC 30-Day Yield        6.51%
                      --------------------------------------

Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed       16.0%
BBB                        2.9%
BB or Lower               79.1%
NR                         2.0%

Portfolio Allocation/2/

                                    [CHART]

U.S. Government and Agency Obligations    7.1%
Asset-Backed Securities                   0.3%
Corporate Bonds                          84.0%
Repurchase Agreements                     8.6%

                            Net Assets ($000) $9,700
                            ------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings (excluding Repurchase Agreements) as of
 September 30, 2005. Holdings are subject to change.
2As a percentage of total holdings (including Repurchase Agreements) as of
 September 30, 2005. Holdings are subject to change.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.

                            Annual Report l Page 10

  Fund Spotlight as of 9/30/05                       Nuveen High Yield Bond Fund

================================================================================


                  Sectors/1/
                  U.S. Government and Agency Obligations  7.1%
                  --------------------------------------------
                  Consumer Discretionary                 22.2%
                  --------------------------------------------
                  Materials                              20.0%
                  --------------------------------------------
                  Industrials                            15.1%
                  --------------------------------------------
                  Energy                                  7.2%
                  --------------------------------------------
                  Consumer Staples                        6.7%
                  --------------------------------------------
                  Utilities                               5.8%
                  --------------------------------------------
                  Healthcare                              3.1%
                  --------------------------------------------
                  Telecommunication Services              2.0%
                  --------------------------------------------
                  Financials                              1.1%
                  --------------------------------------------
                  Information Technology                  1.1%
                  --------------------------------------------
                  Repurchase Agreements                   8.6%
                  --------------------------------------------


1As a percentage of total holdings (including Repurchase Agreements) as of September 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Hypothetical Performance
                                            Actual Performance                      (5% return before expenses)
                                  --------------------------------------- -   ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares      A Shares  B Shares  C Shares  R Shares
---------------------------------------------------------------------------------------------------------------------
Beginning Account Value (4/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00     $1,000.00 $1,000.00 $1,000.00 $1,000.00
---------------------------------------------------------------------------------------------------------------------
Ending Account Value (9/30/05)    $1,031.10 $1,027.70 $1,027.70 $1,032.80     $1,019.35 $1,015.59 $1,015.59 $1,020.61
---------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    5.80 $    9.61 $    9.61 $    4.54     $    5.77 $    9.55 $    9.55 $    4.51
---------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.14%, 1.89%, 1.89% and .89% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                            Annual Report  Page 11

Portfolio of Investments
NUVEEN SHORT DURATION BOND FUND
September 30, 2005

   Principal                                                               Optional Call                   Market
Amount (000) Description                                                     Provisions* Ratings**          Value
-----------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.2%

             U.S. Treasury Bonds and Notes - 38.2%

     $   240 6.500%, 10/15/06                                               No Opt. Call       AAA $      245,710

       1,795 3.250%, 8/15/07                                                No Opt. Call       AAA      1,766,393

         320 3.000%, 11/15/07                                               No Opt. Call       AAA        312,600

       1,475 3.250%, 8/15/08                                                No Opt. Call       AAA      1,438,242
-----------------------------------------------------------------------------------------------------------------
     $ 3,830 Total U.S. Government and Agency Obligations (cost                                         3,762,945
              $3,785,842)
-----------------------------------------------------------------------------------------------------------------
------------
             ASSET- BACKED SECURITIES - 5.8%

             Consumer Discretionary - 3.9%

          25 BMW Vehicle Owner Trust, Class A4, Series 2003A, 2.530%,       No Opt. Call       AAA         24,759
              2/25/08

         100 Capital Auto Receivables Asset Trust, Series 2005-1,           No Opt. Call       AAA        100,111
              3.828%, 4/15/08

          50 Capital One Auto Finance Trust, Series 2005-BSS, 3.820%,       No Opt. Call       AAA         49,791
              9/15/08

          13 Chase Manhattan Auto Owners Trust Asset-Backed Notes and       No Opt. Call       AAA         13,263
              Certificates, Series 2003A-A3, 1.520%, 5/15/2007

          34 Daimler Chrysler Auto Trust, Class A3, Series 2003B,           No Opt. Call       AAA         33,564
              2.250%, 8/08/07

          75 Daimler Chrysler Auto Trust, Class A3, Series 2005B,           No Opt. Call       AAA         74,485
              4.040%, 9/08/09

          21 Harley-Davidson Motorcycle Trust, Contract-Backed Notes,       No Opt. Call       AAA         20,419
              Series 2004-1-A1, 1.400%, 10/15/08

          25 Nissan Auto Receivables Owner Trust, Class A3, Series          No Opt. Call       AAA         24,716
              2003C, 2.230%, 3/15/07

          26 Toyota Auto Receivables Owner Trust, Class A3, Series          No Opt. Call       AAA         26,277
              2003B, 3.798%, 8/15/07

          14 Volkswagen Auto Lease Trust, Class A1, Series 2005A,           No Opt. Call      A-1+         14,051
              2.985%, 3/20/06
-----------------------------------------------------------------------------------------------------------------
             Financials - 1.9%

          50 Chase Credit Card Master Trust, Class A, Series 2004-1,        No Opt. Call       AAA         50,027
              3.798%, 5/15/09

          50 Citibank Credit Card Issuance Trust, Class A2, Series          No Opt. Call       AAA         49,819
              2003-A2, 2.700%, 1/15/08

          35 Master CI-9 NIM Notes, Series 2005, 4.940%, 3/26/35, 144A      No Opt. Call        A+         34,292

          50 MBNA Credit Card Master Note Trust, Class A1, Series 2002,     No Opt. Call       AAA         50,389
              4.950%, 6/15/09
-----------------------------------------------------------------------------------------------------------------
     $   568 Total Asset-Backed Securities (cost $567,417)                                                565,963
-----------------------------------------------------------------------------------------------------------------
------------
             CORPORATE BONDS - 54.2%

             Consumer Discretionary - 4.8%

          25 Ameristar Casinos, Inc., 10.750%, 2/15/09                    2/06 at 105.38        B+         26,844

          25 Beazer Homes USA, Inc., 8.625%, 5/15/11                      5/06 at 104.31       Ba1         26,438

         100 Comcast Cable Communications, Inc., 8.375%, 5/01/07            No Opt. Call      BBB+        105,548

         100 Gannett Co., Inc., 5.500%, 4/01/07                             No Opt. Call         A        101,417

          30 Harrahs Entertainment Bond, 7.875%, 12/15/05                   No Opt. Call       BB+         30,263

          25 KB Home, 9.500%, 2/15/11                                     2/06 at 104.75       Ba2         26,586

         100 Time Warner Inc., 6.150%, 5/01/07                              No Opt. Call      BBB+        102,245

          25 Toll Corp., 8.250%, 2/01/11                                  2/06 at 104.13       BB+         26,281

          25 WCI Communities, Inc., 10.625%, 2/15/11, 144A                2/09 at 100.00       Ba3         26,688
-----------------------------------------------------------------------------------------------------------------
             Consumer Staples - 5.4%

         100 Campbell Soup Company, 6.900%, 10/15/06                        No Opt. Call         A        102,134

         100 Coca-Cola Enterprises Inc., 5.375%, 8/15/06                    No Opt. Call         A        100,848

         100 ConAgra Foods, Inc., 6.000%, 9/15/06                           No Opt. Call      BBB+        101,276

          25 Constellation Brands, Inc., 8.625%, 8/01/06                    No Opt. Call        BB         25,750

         100 General Mills, Inc., Notes, 5.125%, 2/15/07                    No Opt. Call      BBB+        100,556

         100 Kraft Foods Inc., 5.250%, 6/01/07                              No Opt. Call        A3        101,058

----
12

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Energy - 4.6%

     $   100 Burlington Resources Finance Company, 5.600%, 12/01/06          No Opt. Call      BBB+ $      101,169

         100 Conoco Funding Company, 5.450%, 10/15/06                        No Opt. Call        A-        101,017

         100 Devon Energy Corporation, 2.750%, 8/01/06                       No Opt. Call       BBB         98,366

         100 Kinder Morgan Energy Partners, L.P., 5.350%, 8/15/07            No Opt. Call      BBB+        100,882

          25 Northwest Pipelines Corporation, 6.625%, 12/01/07               No Opt. Call       Ba2         25,688

          25 Tesoro Petroleum Corporation, Senior Subordinated Notes,     11/05 at 104.81       BB-         26,294
              Series B, 9.625%, 11/01/08
------------------------------------------------------------------------------------------------------------------
             Financials - 10.4%

         100 ABN AMRO Bank NV Chicago, 7.125%, 6/18/07                       No Opt. Call        A+        104,094

         100 American Express Company, 5.500%, 9/12/06                       No Opt. Call        A+        100,949

         100 American Health Properties, Inc., 7.500%, 1/15/07               No Opt. Call      BBB+        103,227

         100 Capital One Financial Corporation, 7.250%, 5/01/06              No Opt. Call      BBB-        101,569

         100 Countrywide Home Loans, Inc., 5.500%, 2/01/07                   No Opt. Call         A        101,120

         100 Credit Suisse First Boston, 5.750%, 4/15/07                     No Opt. Call       Aa3        101,790

         100 Household Finance Corporation, 5.750%, 1/30/07                  No Opt. Call        A1        101,583

         100 Lehman Brothers Holdings Inc., 8.250%, 6/15/07                  No Opt. Call        A1        105,704

         100 MBNA Corporation, 6.250%, 1/17/07                               No Opt. Call       BBB        101,910

         100 Washington Mutual, Inc., 7.500%, 8/15/06                        No Opt. Call        A-        102,273
------------------------------------------------------------------------------------------------------------------
             Healthcare - 3.6%

         100 Baxter International Inc., 5.250%, 5/01/07                      No Opt. Call        A-        100,858

         100 Caremark Rx, Inc., 7.375%, 10/01/06                             No Opt. Call      BBB-        102,376

          50 HCA, Inc., 8.850%, 1/01/07                                      No Opt. Call       BB+         52,268

         100 UnitedHealth Group Incorporated, 5.200%, 1/17/07                No Opt. Call         A        100,569
------------------------------------------------------------------------------------------------------------------
             Industrials - 7.0%

          25 Building Materials Corporation of America, Series B,            No Opt. Call        B+         25,875
              8.000%, 10/15/07

         100 CSX Corporation, 7.450%, 5/01/07                                No Opt. Call       BBB        104,108

          25 Dresser, Inc., 9.375%, 4/15/11                                4/06 at 104.69        B2         26,500

         100 John Deere Capital Corporation, 5.125%, 10/19/06                No Opt. Call        A-        100,655

         100 Northrop Grumman Corporation, 4.079%, 11/16/06                  No Opt. Call      BBB+         99,507

         100 Raytheon Company, 6.750%, 8/15/07                               No Opt. Call       BBB        103,378

          25 Terex Corporation, Senior Subordinated Notes, 10.375%,        4/06 at 105.19         B         26,875
              4/01/11

         100 Tyco International Group SA, 5.800%, 8/01/06                    No Opt. Call      BBB+        100,961

         100 Waste Management, Inc., 7.000%, 10/15/06                        No Opt. Call       BBB        102,203
------------------------------------------------------------------------------------------------------------------
             Information Technology - 1.6%

         100 Hewlett-Packard Company, 5.750%, 12/15/06                       No Opt. Call        A-        101,412

          25 Nortel Networks Limited, 6.125%, 2/15/06                        No Opt. Call        B-         25,125

          25 Seagate Technology HDD Holdings, Series 144A, 8.000%,         5/06 at 104.00       BB+         26,375
              5/15/09
------------------------------------------------------------------------------------------------------------------
             Materials - 3.3%

          25 Airgas, Inc., 9.125%, 10/01/11                               10/06 at 104.56       Ba2         27,000

          30 ARCO Chemical Company, 9.375%, 12/15/05                         No Opt. Call       BB-         30,413

          25 IMC Global Inc., 11.250%, 6/01/11                             6/06 at 105.63        BB         27,625

         100 International Paper Company, 7.625%, 1/15/07                    No Opt. Call       BBB        103,231

          25 Longview Fibre Company, 10.000%, 1/15/09                      1/06 at 105.00        B+         26,500

----
13

Portfolio of Investments
NUVEEN SHORT DURATION BOND FUND (continued)
September 30, 2005

   Principal                                                               Optional Call                   Market
Amount (000) Description                                                     Provisions* Ratings**          Value
-----------------------------------------------------------------------------------------------------------------
             Materials (continued)

     $    25 Lyondell Chemical Company, 10.875%, 5/01/09                  5/06 at 101.81         B $       25,875

          25 Pilgrim's Pride Corporation, 9.625%, 9/15/11                 9/06 at 104.81       Ba2         27,000

          25 Smurfit-Stone Container Corporation, 9.750%, 2/01/11, 144A   2/06 at 104.88         B         25,500

          25 Steel Dynamics, Inc., 9.500%, 3/15/09                        3/06 at 104.75        BB         26,688
-----------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 3.1%

         100 CenturyTel, Inc., 4.628%, 5/15/07                              No Opt. Call      BBB+         99,492

         100 Sprint Capital Corporation, 6.000%, 1/15/07                    No Opt. Call        A-        101,693

         100 Verizon Wireless Capital LLC, 5.375%, 12/15/06                 No Opt. Call        A+        101,000
-----------------------------------------------------------------------------------------------------------------
             Utilities - 10.4%

         100 Constellation Energy Group, 6.350%, 4/01/07                    No Opt. Call      Baa1        102,288

         100 Dominion Resources, Inc., 3.660%, 11/15/06                     No Opt. Call      BBB+         98,976

         100 DTE Energy Company, 6.450%, 6/01/06                            No Opt. Call      Baa2        101,232

         100 Duke Energy Field Services Corporation, 5.750%, 11/15/06       No Opt. Call       BBB        101,161

         100 Florida Power Corporation, 6.810%, 7/01/07                     No Opt. Call        A3        103,288

         100 FPL Group Capital Inc., 4.086%, 2/16/07                        No Opt. Call        A2         99,375

         100 Ohio Edison Company, 4.000%, 5/01/08                           No Opt. Call      Baa2         98,073

         100 PPL Electric Utilities Corporation, 5.875%, 8/15/07            No Opt. Call        A-        102,221

         100 PSE&G Power LLC, 6.875%, 4/15/06                               No Opt. Call      Baa1        101,208

         100 Sempra Energy, 4.621%, 5/17/07                                 No Opt. Call      BBB+         99,830

          25 Utilicorp United Inc., Aquila Inc, 6.700%, 10/15/06            No Opt. Call        B2         25,375
-----------------------------------------------------------------------------------------------------------------
     $ 5,235 Total Corporate Bonds (cost $5,371,382)                                                    5,335,656
-----------------------------------------------------------------------------------------------------------------
------------
             SOVEREIGN DEBT - 0.5%

             South Africa - 0.5%

          50 South Africa Republic, 8.375%, 10/17/06                        No Opt. Call      BBB+         51,875
-----------------------------------------------------------------------------------------------------------------
     $    50 Total Sovereign Debt (cost $52,346)                                                           51,875
-----------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $9,776,987) - 98.7%                                                9,716,439
             ---------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.3%                                                         123,710
             ---------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $    9,840,149
             ---------------------------------------------------------------------------------------------------

----
14

           Forward Foreign Currency Exchange Contracts outstanding at September 30, 2005:

                                                                                                  Unrealized
                                                                                                Appreciation
                                        Amount    In Exchange For           Amount Settlement (Depreciation)
Currency Contracts to Deliver (Local Currency)           Currency (Local Currency)       Date (U.S. Dollars)
-------------------------------------------------------------------------------------------------------------
      Canadian Dollar                   31,000       Mexican Peso          276,616   11/07/05        $(1,134)
      Canadian Dollar                   29,131        U.S. Dollar           25,000   12/23/05           (119)
      Colombian Peso                57,450,000        U.S. Dollar           25,000   12/27/05            (65)
      Czech Koruna                     608,100        U.S. Dollar           25,000   12/27/05            196
      Danish Krone                     153,688        U.S. Dollar           25,000   12/28/05            136
      Euro                              12,500   New Turkish Lira           20,856   10/12/05            393
      Euro                              25,000       Mexican Peso          328,488   10/28/05            314
      Euro                              12,500       Mexican Peso          166,563   10/28/05            372
      Euro                              62,500    Norwegian Krone          486,378   11/28/05           (898)
      Euro                              40,739        U.S. Dollar           50,000   12/20/05            833
      Euro                              20,483        U.S. Dollar           25,000   12/28/05            268
      Japanese Yen                   2,762,500        U.S. Dollar           25,000   12/28/05            423
      New Taiwan Dollar                823,300        U.S. Dollar           25,000   12/28/05             26
      Slovakian Koruna                 790,750        U.S. Dollar           25,000   12/28/05            476
      South Korean Won              25,678,750        U.S. Dollar           25,000   12/23/05            379
      Swedish Krona                    191,263        U.S. Dollar           25,000   12/27/05            191
      Swiss Franc                       30,000    Norwegian Krone          150,684   11/28/05           (233)
      Swiss Franc                       56,055     Pound Sterling           25,000   12/06/05            490
      Swiss Franc                       31,720        U.S. Dollar           25,000   12/27/05            302
      U.S. Dollar                       50,000 New Zealand Dollar           71,429   12/20/05           (933)
      U.S. Dollar                       25,000   New Turkish Lira           34,450   12/23/05            (45)
      U.S. Dollar                       25,000     Brazilian Real           58,750   12/27/05            570
      U.S. Dollar                       25,000     Colombian Peso       57,475,000   12/27/05             76
      U.S. Dollar                       25,000       Mexican Peso          274,350   12/27/05            176
      U.S. Dollar                       25,000      Thailand Baht        1,031,250   12/27/05             17
      U.S. Dollar                       25,000  Australian Dollar           32,830   12/28/05            (57)
      U.S. Dollar                       25,000     Pound Sterling           13,990   12/28/05           (352)
      U.S. Dollar                       25,000   Hungarian Forint        5,137,750   12/28/05           (393)
      U.S. Dollar                       25,000 New Zealand Dollar           36,253   12/28/05           (112)
      U.S. Dollar                       25,000       Polish Zloty           80,840   12/28/05           (239)
      U.S. Dollar                       25,000 South African Rand          159,980   12/28/05            (46)
-------------------------------------------------------------------------------------------------------------
                                                                                                     $ 1,012
-------------------------------------------------------------------------------------------------------------

           Foreign Currency Interest Rate Swaps outstanding at September 30,
           2005:


                                                                                                                Notional
                                                                                                  Local           Amount
                                                                                               Currency (Local Currency)
-------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay semi-annually the         Australian Dollar          500,000
notional amount multiplied by 5.570% (annualized) and receive quarterly the notional amount multiplied by the six-month AUD-LIBOR (Australian Dollar-London Inter-Bank
Offered Rates).
Agreement with Goldman Sachs dated January 13, 2005, to pay quarterly the notional   New Zealand Dollar          550,000
amount multiplied by the three-month NZD-LIBOR (New Zealand Dollar-London Inter-
Bank Offered Rates) and receive semi-annually the notional amount multiplied by
6.500% (annualized).
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional              Mexican Peso          750,000
amount multiplied by the 28-day MXN-TIIE (Mexican Interbank Money Market Rate)
and receive every 28 days the notional amount multiplied by 10.370% (annualized).
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Unrealized
                                                                                                   Appreciation
                                                                                     Termination (Depreciation)
                                                                                            Date (U.S. Dollars)
----------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay semi-annually the            1/17/10        $(3,198)
notional amount multiplied by 5.570% (annualized) and receive quarterly the notional amount multiplied by the six-month AUD-LIBOR (Australian Dollar-London Inter-Bank
Offered Rates).
Agreement with Goldman Sachs dated January 13, 2005, to pay quarterly the notional       1/18/10         (4,292)
amount multiplied by the three-month NZD-LIBOR (New Zealand Dollar-London Inter-
Bank Offered Rates) and receive semi-annually the notional amount multiplied by
6.500% (annualized).
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional            5/13/10          3,869
amount multiplied by the 28-day MXN-TIIE (Mexican Interbank Money Market Rate)
and receive every 28 days the notional amount multiplied by 10.370% (annualized).
----------------------------------------------------------------------------------------------------------------
                                                                                                        $(3,621)
----------------------------------------------------------------------------------------------------------------

----
15

Portfolio of Investments
NUVEEN SHORT DURATION BOND FUND (continued)
September 30, 2005


           Futures Contracts Outstanding at September 30, 2005:

                                                                                                         Unrealized
                                                                       Original            Value at    Appreciation
                                  Contract Number of    Contract          Value  September 30, 2005  (Depreciation)
Type                              Position Contracts  Expiration (U.S. Dollars)      (U.S. Dollars)  (U.S. Dollars)
--------------------------------------------------------------------------------------------------------------------
Australian 3-Year Treasury Bonds      Long        10       12/05    $   782,572         $   777,017         $(5,555)
Australian 10-Year Treasury Bonds     Long         4       12/05        325,232             319,761          (5,471)
British LIBOR                         Long         4       03/06        842,141             843,096             955
Canadian 10-Year Government Bonds    Short        (4)      12/05       (396,023)           (395,871)            152
Euribor                              Short        (3)      03/06       (881,054)           (880,565)            489
Euro Yen                             Short        (7)      06/06     (1,537,459)         (1,537,493)            (34)
German 2-Year Fed Rep Bonds          Short        (8)      12/05     (1,022,438)         (1,020,659)          1,779
German 10-Year Fed Rep Bonds          Long         2       12/05        293,978             294,525             547
U.S. 2-Year Treasury Notes            Long         5       12/05      1,033,499           1,029,453          (4,046)
U.S. 10-Year Treasury Notes          Short        (3)      03/06       (333,835)           (329,438)          4,397
U.S. 10-Year Treasury Notes          Short        (1)      12/05       (110,263)           (109,922)            341
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $(6,446)
--------------------------------------------------------------------------------------------------------------------

            * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
            144ASecurities are exempt from registration under Rule 144A of the
                Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                                See accompanying notes to financial statements.

----
16

Portfolio of Investments
NUVEEN CORE BOND FUND
September 30, 2005

   Principal                                                               Optional Call                   Market
Amount (000) Description                                                     Provisions* Ratings**          Value
-----------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 75.5%

             Financials - 42.8%

             Fannie Mae, Mortgage-Backed Securities, Conventional
             Mortgage Loans:
     $ 1,000  5.000%, 6/01/20 (TBA)                                         No Opt. Call       AAA $      997,500
         500  5.500%, 10/01/20 (TBA)                                        No Opt. Call       N/R        507,344
         500  6.000%, 4/01/34 (TBA)                                         No Opt. Call       AAA        508,438
       1,138  6.000%, 11/01/34                                              No Opt. Call       AAA      1,157,850
          75  5.500%, 12/01/34 (TBA)                                        No Opt. Call       AAA         74,983
         518  5.500%, 4/01/35                                               No Opt. Call       AAA        518,220
         473  4.500%, 7/01/35                                               No Opt. Call       AAA        450,906
-----------------------------------------------------------------------------------------------------------------
             U.S. Treasury Bonds and Notes - 32.7%

         345 6.500%, 10/15/06                                               No Opt. Call       AAA        353,208

         590 3.250%, 8/15/08                                                No Opt. Call       AAA        575,297

         175 6.500%, 2/15/10                                                No Opt. Call       AAA        190,736

         550 4.125%, 8/15/10                                                No Opt. Call       AAA        547,702

         675 4.250%, 11/15/13                                               No Opt. Call       AAA        672,284

         260 4.250%, 8/15/15                                                No Opt. Call       AAA        258,456

         350 7.500%, 11/15/24                                               No Opt. Call       AAA        476,793

         135 5.375%, 2/15/31                                                No Opt. Call       AAA        151,285
-----------------------------------------------------------------------------------------------------------------
     $ 7,284 Total U.S. Government and Agency Obligations (cost                                         7,441,002
              $7,470,414)
-----------------------------------------------------------------------------------------------------------------
------------
             ASSET-BACKED SECURITIES - 5.5%

             Consumer Discretionary - 3.6%

         100 Capital Auto Receivables Asset Trust, Series 2005-1,           No Opt. Call       AAA        100,111
              3.828%, 4/15/08

          50 Capital One Auto Finance Trust, Series 2005-BSS, 3.820%,       No Opt. Call       AAA         49,791
              9/15/08

          13 Chase Manhattan Auto Owners Trust Asset-Backed Notes and       No Opt. Call       AAA         13,263
              Certificates, Series 2003A-A3, 1.520%, 5/15/2007

          34 Daimler Chrysler Auto Trust, Class A3, Series 2003B,           No Opt. Call       AAA         33,564
              2.250%, 8/08/07

          75 Daimler Chrysler Auto Trust, Class A3, Series 2005B,           No Opt. Call       AAA         74,485
              4.040%, 9/08/09

          19 Harley-Davidson Motorcycle Trust, Contract-Backed Notes,       No Opt. Call       AAA         19,229
              Series 2004-1-A1, 1.400%, 10/15/08

          25 Nissan Auto Receivables Owner Trust, Class A3, Series          No Opt. Call       AAA         24,716
              2003C, 2.230%, 3/15/07

          26 Toyota Auto Receivables Owner Trust, Class A3, Series          No Opt. Call       AAA         26,277
              2003B, 3.798%, 8/15/07

          14 Volkswagen Auto Lease Trust, Class A1, Series 2005A,           No Opt. Call      A-1+         14,051
              2.985%, 3/20/06
-----------------------------------------------------------------------------------------------------------------
             Financials - 1.9%

          50 Chase Credit Card Master Trust, Class A, Series 2004-1,        No Opt. Call       AAA         50,027
              3.798%, 5/15/09

          50 Citibank Credit Card Issuance Trust, Class A2, Series          No Opt. Call       AAA         49,819
              2003-A2, 2.700%, 1/15/08

          50 MBNA Credit Card Master Note Trust, Class A1, Series 2002,     No Opt. Call       AAA         50,389
              4.950%, 6/15/09

          35 Master CI-9 NIM Notes, Series 2005, 4.940%, 3/26/35, 144A      No Opt. Call        A+         34,292
-----------------------------------------------------------------------------------------------------------------
     $   541 Total Asset-Backed Securities (cost $541,448)                                                540,014
-----------------------------------------------------------------------------------------------------------------
------------
             CORPORATE BONDS - 26.7%

             Consumer Discretionary - 3.8%

          25 Ameristar Casinos, Inc., 10.750%, 2/15/09                    2/06 at 105.38        B+         26,844

          25 Beazer Homes USA, Inc., 8.625%, 5/15/11                      5/06 at 104.31       Ba1         26,438

          11 Clear Channel Communications, Inc., 5.500%, 9/15/14            No Opt. Call      BBB-         10,621

          18 Cox Communications, Inc., 7.750%, 11/01/10                     No Opt. Call      BBB-         19,939

             Federated Department Stores, Inc.:
           4  6.625%, 4/01/11                                               No Opt. Call      Baa1          4,308
           8  6.900%, 4/01/29                                               No Opt. Call      Baa1          8,651

----
17

Portfolio of Investments
NUVEEN CORE BOND FUND (continued)
September 30, 2005

   Principal                                                               Optional Call                   Market
Amount (000) Description                                                     Provisions* Ratings**          Value
--------------------------------------------------------------------------------------------------------------------

             Consumer Discretionary (continued)

             Harrahs Operating Company, Inc.:
     $    30  7.875%, 12/15/05                                              No Opt. Call       BB+ $       30,263
           2  8.000%, 2/01/11                                               No Opt. Call      BBB-          2,239

           1 Home Depot, Inc., 3.750%, 9/15/09                              No Opt. Call        AA            970

          25 KB Home, 9.500%, 2/15/11                                     2/06 at 104.75       Ba2         26,586

          25 K. Hovnanian Enterprises Inc, 6.500%, 1/15/14                  No Opt. Call       Ba1         24,183

           1 Lowe's Companies, Inc., 6.500%, 3/15/29                        No Opt. Call        A+          1,144

           4 Masco Corporation, 5.875%, 7/15/12                             No Opt. Call      BBB+          4,190

          20 MGM Grand Inc, 6.000%, 10/01/09                                No Opt. Call        BB         19,850

             Pulte Homes, Inc.:
          12  4.875%, 7/15/09                                               No Opt. Call      BBB-         11,883
           6  6.375%, 5/15/33                                               No Opt. Call      BBB-          5,741

          13 Target Corporation, 7.500%, 8/15/10                            No Opt. Call        A+         14,577

          22 TCI Communications, Inc., 8.750%, 8/01/15                      No Opt. Call      BBB+         27,364

             Time Warner Inc.:
          11  9.125%, 1/15/13                                               No Opt. Call      BBB+         13,450
          14  9.150%, 2/01/23                                               No Opt. Call      BBB+         18,126

          25 Toll Corp., 8.250%, 2/01/11                                  2/06 at 104.13       BB+         26,281

             Wal-Mart Stores, Inc.:
          17  6.875%, 8/10/09                                               No Opt. Call        AA         18,325
           2  7.550%, 2/15/30                                               No Opt. Call        AA          2,551

           2 Walt Disney Company, 7.000%, 3/01/32                           No Opt. Call        A-          2,348

          25 WCI Communities, Inc., 10.625%, 2/15/11, 144A                2/09 at 100.00       Ba3         26,688
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 2.2%

           7 Anheuser-Busch Companies, Inc., 5.050%, 10/15/16               No Opt. Call        A+          7,074

           3 Archer-Daniels-Midland Company, 7.000%, 2/01/31                No Opt. Call         A          3,562

           7 Coca-Cola Enterprises Inc., 6.750%, 9/15/28                    No Opt. Call         A          8,047

          25 Constellation Brands, Inc., 8.625%, 8/01/06                    No Opt. Call        BB         25,750

          50 EchoStar DBS Corporation, 9.125%, 1/15/09                    1/06 at 104.56       BB-         52,750

          19 Fred Meyer, Inc. 7.450%, 3/01/08                               No Opt. Call      Baa2         20,043

          19 General Mills, Inc., 2.625%, 10/24/06                          No Opt. Call      BBB+         18,563

           2 Kellogg Company, 7.450%, 4/01/31                               No Opt. Call      BBB+          2,526

           2 Kimberly-Clark Corporation, 5.000%, 8/15/13                    No Opt. Call       Aa2          2,052

          11 Kraft Foods Inc., 6.250%, 6/01/12                              No Opt. Call        A3         11,762

           2 Kroger Co., 7.500%, 4/01/31                                    No Opt. Call      Baa2          2,241

          16 Nabisco Inc, 7.550%, 6/15/15                                   No Opt. Call        A-         18,974

           2 Philip Morris Companies, Inc, 7.750%, 1/15/27                  No Opt. Call       BBB          2,339

           6 Phillip Morris Companies Inc, 7.200%, 2/01/07                  No Opt. Call       BBB          6,174

          10 Tricon Global Restaurants Incorporated, 8.875%, 4/15/11        No Opt. Call      BBB-         11,858

           3 Unilever Capital Corporation, 5.900%, 11/15/32                 No Opt. Call        A+          3,175

          18 Viacom Inc., Senior Notes, 7.700%, 7/30/10                     No Opt. Call      BBB+         19,931
--------------------------------------------------------------------------------------------------------------------
             Energy - 3.7%

          10 Alberta Energy Company Ltd., 7.375%, 11/01/31                  No Opt. Call        A-         12,316

          18 Amerada Hess Corporation, 7.125%, 3/15/33                      No Opt. Call      BBB-         20,668

           5 Burlington Resources Finance Company, 7.200%, 8/15/31          No Opt. Call      BBB+          6,082

----
18

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Energy (continued)

     $    25 Chesapeake Energy Corporation, 6.250%, 1/15/18                7/10 at 103.13        BB $       24,625

          10 Devon Energy Corporation, 7.950%, 4/15/32                       No Opt. Call       BBB         12,788

          21 Enterprise Products Operating L.P, 4.625%, 10/15/09             No Opt. Call      Baa3         20,540

          50 Grant Prideco, Inc., Series 144A, 6.125%, 8/15/15             8/10 at 103.06        BB         50,750

           3 Halliburton Company, 5.500%, 10/15/10                           No Opt. Call       BBB          3,101

          10 Kinder Morgan Energy Partners, L.P., 7.300%, 8/15/33            No Opt. Call      BBB+         11,635

          10 Marathon Oil Corporation, 6.800%, 3/15/32                       No Opt. Call      BBB+         11,515

          10 Northwest Pipelines Corporation, 6.625%, 12/01/07               No Opt. Call       Ba2         10,275

          10 Occidental Petroleum Corporation, 6.750%, 1/15/12               No Opt. Call        A-         11,111

           9 Pacific Energy Partners LP, Series 144A, 6.250%, 9/15/15      9/10 at 103.13       Ba2          9,068

          10 PC Financial Partnership, 5.000%, 11/15/14                      No Opt. Call       BBB          9,925

          11 Phillips Petroleum Company, 8.750%, 5/25/10                     No Opt. Call        A-         12,874

          10 Plains All American Pipeline LP, 144A, 5.250%, 6/15/15          No Opt. Call      BBB-          9,846

          50 Premcor Refining Group Inc, 7.500%, 6/15/15                   6/08 at 103.75      BBB-         53,750

          25 Tesoro Petroleum Corporation, Senior Subordinated Notes,     11/05 at 104.81       BB-         26,294
              Series B, 9.625%, 11/01/08

          10 Tosco Corporation, 8.125%, 2/15/30                              No Opt. Call        A-         13,625

          10 Transocean Sedco Forex Inc, 7.500%, 4/15/31                     No Opt. Call        A-         12,653

          10 Valero Energy Corporation, 7.500%, 4/15/32                      No Opt. Call      BBB-         12,109

          10 XTO Energy, Inc., 6.250%, 4/15/13                               No Opt. Call      BBB-         10,691
------------------------------------------------------------------------------------------------------------------
             Financials - 6.4%

          33 Associates Corporation of North America, 6.250%, 11/01/08       No Opt. Call       Aa1         34,547

           3 Bank of America Corporation, 5.375%, 6/15/14                    No Opt. Call       Aa2          3,096

           3 Bank One National Association, 3.700%, 1/15/08                  No Opt. Call       Aa2          2,947

             CIT Group Inc.:
          13  5.500%, 11/30/07                                               No Opt. Call         A         13,223
           6  7.750%, 4/02/12                                                No Opt. Call         A          6,887

           6 Charter One Bank FSB, 6.375%, 5/15/12                           No Opt. Call       Aa3          6,518

             Citigroup Inc.:
          17  3.625%, 2/09/09                                                No Opt. Call       Aa1         16,484
           5  6.000%, 10/31/33                                               No Opt. Call       Aa2          5,234
           4  5.850%, 12/11/34                                               No Opt. Call       Aa1          4,199

          26 Credit Suisse First Boston, 6.500%, 1/15/12                     No Opt. Call       Aa3         28,190

             EOP Operating Limited Partnership:
          17  7.750%, 11/15/07                                               No Opt. Call      BBB+         18,006
           2  5.875%, 1/15/13                                                No Opt. Call      BBB+          2,070

          12 ERP Operating LP, 6.625%, 3/15/12                               No Opt. Call      BBB+         13,004

           8 First Union Institutional Capital Securities I, 8.040%,      12/06 at 104.02        A1          8,561
              12/01/26

          22 Fleet National Bank, 5.750%, 1/15/09                            No Opt. Call       Aa2         22,736

          57 General Electric Capital Corporation, 8.125%, 5/15/12           No Opt. Call       AAA         66,958

          22 Goldman Sachs Group, Inc., 6.345%, 2/15/34                      No Opt. Call        A1         22,999

           2 HSBC Bank USA, 3.875%, 9/15/09                                  No Opt. Call       Aa2          1,944

          41 Household Financial Corporation, 8.000%, 7/15/10                No Opt. Call        A1         46,310

           3 Household Finance Corporation, 7.000%, 5/15/12                  No Opt. Call        A1          3,324

          28 JPMorgan Chase & Co., 3.500%, 3/15/09                           No Opt. Call       Aa3         26,949

----
19

Portfolio of Investments
NUVEEN CORE BOND FUND (continued)
September 30, 2005

   Principal                                                               Optional Call                   Market
Amount (000) Description                                                     Provisions* Ratings**          Value
-----------------------------------------------------------------------------------------------------------------
             Financials (continued)

     $     4 Key Bank NA, 7.000%, 2/01/11                                   No Opt. Call        A2 $        4,402

          20 Lehman Brothers Holdings Inc., 7.875%, 11/01/09                No Opt. Call        A1         22,289

          19 MBNA Corporation, 6.125%, 3/01/13                              No Opt. Call       BBB         20,301

          14 Mellon Funding Corporation, 3.250%, 4/01/09                    No Opt. Call        A+         13,408

           5 Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/08              No Opt. Call       Aa3          5,249

           1 Merrill Lynch & Co., 3.700%, 4/21/08                           No Opt. Call       Aa3            978

          11 Merrill Lynch & Co., 5.000%, 1/15/15                           No Opt. Call       Aa3         10,960

          10 Morgan Stanley, 8.000%, 6/15/10                                No Opt. Call       Aa3         11,301

          32 Morgan Stanley, 4.750%, 4/01/14                                No Opt. Call        A1         30,926

          25 National City Bank, 6.200%, 12/15/11                           No Opt. Call        A1         26,838

           3 National Westminster Bank PLC, 7.375%, 10/01/09                No Opt. Call       Aa2          3,298

          16 Nationsbank Corporation, 7.800%, 9/15/16                       No Opt. Call       Aa3         19,515

             PNC Funding Corporation:
          10  5.750%, 8/01/06                                               No Opt. Call        A2         10,099
           3  7.500%, 11/01/09                                              No Opt. Call        A3          3,296

          18 Sanwa Finance Aruba AEC, 8.350%, 7/15/09                       No Opt. Call        A2         20,100

          19 Simon Property Group, L.P., 6.375%, 11/15/07                   No Opt. Call      BBB+         19,575

          12 SLM Corporation, 5.375%, 1/15/13                               No Opt. Call         A         12,333

           6 SunTrust Banks Inc, 6.375%, 4/01/11                            No Opt. Call       Aa3          6,465

           9 US Bank NA Minnesota, 6.375%, 8/01/11                          No Opt. Call       Aa2          9,709

          14 Wachovia Corporation, 5.250%, 8/01/14                          No Opt. Call        A1         14,221

           7 Wells Fargo & Company, 5.375%, 2/07/35                         No Opt. Call       Aa1          6,931
-----------------------------------------------------------------------------------------------------------------
             Healthcare - 0.5%

          10 HCA, Inc., 6.375%, 1/15/15                                     No Opt. Call       BB+          9,944

          18 Medco Health Solutions, Inc., 7.250%, 8/15/13                  No Opt. Call       BBB         19,868

           3 Schering-Plough Corporation, 6.750%, 12/01/33                  No Opt. Call        A-          3,474

          20 Wyeth, 5.500%, 3/15/13                                         No Opt. Call         A         20,542
-----------------------------------------------------------------------------------------------------------------
             Industrials - 3.2%

          12 Boeing Capital Corporation, 5.800%, 1/15/13                    No Opt. Call         A         12,697

          25 Building Materials Corporation of America, Series B,           No Opt. Call        B+         25,875
              8.000%, 10/15/07

          18 Burlington Northern Santa Fe Corporation, 6.750%, 7/15/11      No Opt. Call      BBB+         19,612

          13 Canadian National Railway Company, 6.250%, 8/01/34             No Opt. Call        A-         14,453

          15 Deere & Company, 6.950%, 4/25/14                               No Opt. Call        A-         17,122

          25 Dresser, Inc., 9.375%, 4/15/11                               4/06 at 104.69        B2         26,500

           7 General Electric Company, 5.000%, 2/01/13                      No Opt. Call       AAA          7,069

           4 Honeywell International Inc., 7.500%, 3/01/10                  No Opt. Call         A          4,455

          35 Jacuzzi Brands, Inc., 9.625%, 7/01/10                        7/07 at 104.81         B         37,275

          17 Norfolk Southern Corporation, 7.700%, 5/15/17                  No Opt. Call      BBB+         20,693

             PHH Corporation:
          10  6.000%, 3/01/08                                               No Opt. Call       BBB         10,177
           2  7.125%, 3/01/13                                               No Opt. Call       BBB          2,157

          20 Raychem Corporation, Tyco International Limited, 7.200%,       No Opt. Call      BBB+         21,290
              10/15/08

          50 Sequa Corporation, 8.875%, 4/01/08                             No Opt. Call       BB-         52,250

----
20

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Industrials (continued)

     $    25 Terex Corporation, Senior Subordinated Notes, 10.375%,        4/06 at 105.19         B $       26,875
              4/01/11

           8 United Technologies Corporation, 7.500%, 9/15/29                No Opt. Call         A         10,210

           4 Waste Management, Inc., 7.750%, 5/15/32                         No Opt. Call       BBB          4,934
------------------------------------------------------------------------------------------------------------------
             Information Technology - 0.7%

          14 Computer Associates International, Inc., 4.750%, 12/01/09       No Opt. Call      BBB-         13,748

             Motorola, Inc.:
           1  7.625%, 11/15/10                                               No Opt. Call      BBB+          1,133
           3  7.500%, 5/15/25                                                No Opt. Call      BBB+          3,623

          25 Nortel Networks Limited, 6.125%, 2/15/06                        No Opt. Call        B-         25,125

          25 Seagate Technology HDD Holdings, Series 144A, 8.000%,         5/06 at 104.00       BB+         26,375
              5/15/09
------------------------------------------------------------------------------------------------------------------
             Materials - 3.0%

          25 Airgas, Inc., 9.125%, 10/01/11                               10/06 at 104.56       Ba2         27,000

           8 Alcan Inc., 7.250%, 3/15/31                                     No Opt. Call      BBB+          9,467

             Alcoa Inc.:
          15  4.250%, 8/15/07                                                No Opt. Call        A2         14,924
           2  7.375%, 8/01/10                                                No Opt. Call        A2          2,227

          30 ARCO Chemical Company, 9.375%, 12/15/05                         No Opt. Call       BB-         30,413

           6 Dow Chemical Company, 7.375%, 11/01/29                          No Opt. Call        A-          7,348

          12 E.I. du Pont de Nemours and Company, 6.875%, 10/15/09           No Opt. Call       AA-         12,986

          25 IMC Global Inc., 11.250%, 6/01/11                             6/06 at 105.63        BB         27,625

          25 Longview Fibre Company, 10.000%, 1/15/09                      1/06 at 105.00        B+         26,500

          25 Lyondell Chemical Company, 10.875%, 5/01/09                   5/06 at 101.81         B         25,875

          25 Pilgrim's Pride Corporation, 9.625%, 9/15/11                  9/06 at 104.81       Ba2         27,000

           2 Praxair, Inc., 6.375%, 4/01/12                                  No Opt. Call        A-          2,178

          25 Smurfit-Stone Container Corporation, 9.750%, 2/01/11, 144A    2/06 at 104.88         B         25,500

          25 Steel Dynamics, Inc., 9.500%, 3/15/09                         3/06 at 104.75        BB         26,688

           8 Westvaco Corporation, 8.200%, 1/15/30                           No Opt. Call       BBB          9,767

          17 Weyerhaeuser Company, 5.950%, 11/01/08                          No Opt. Call       BBB         17,628
------------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 2.0%

          21 BellSouth Corporation, 6.550%, 6/15/34                          No Opt. Call         A         22,648

           6 British Telecommunications PLC, 8.875%, 12/15/30                No Opt. Call        A-          8,163

             Deutsche Telekom International Finance BV:
          12  8.500%, 6/15/10                                                No Opt. Call        A-         13,618
           4  8.75%, 6/15/30                                                 No Opt. Call        A-          5,180

          18 France Telecom SA, 7.750%, 3/01/11                              No Opt. Call        A-         20,461

          25 GTE Corporation, 7.510%, 4/01/09                                No Opt. Call        A+         27,137

          22 New Cingular Wireless Services Inc., 8.125%, 5/01/12            No Opt. Call         A         25,832

          25 Rogers Wireless Communications Inc, 6.375%, 3/01/14             No Opt. Call        BB         25,250

             Sprint Capital Corporation:
          14  8.375%, 3/15/12                                                No Opt. Call        A-         16,497
           4  8.750%, 3/15/32                                                No Opt. Call        A-          5,380

          10 Telefonica Europe BV, 7.750%, 9/15/10                           No Opt. Call         A         11,285

          10 Verizon New York Inc., Series B, 7.375%, 4/01/32                No Opt. Call        A+         11,039

           4 Vodafone Group PLC, 7.875%, 2/15/30                             No Opt. Call         A          5,110

----
21

Portfolio of Investments
NUVEEN CORE BOND FUND (continued)
September 30, 2005

   Principal                                                              Optional Call                   Market
Amount (000) Description                                                    Provisions* Ratings**          Value
----------------------------------------------------------------------------------------------------------------
             Utilities - 1.2%

     $     2 Consolidated Natural Gas Company, 5.000%, 12/01/14            No Opt. Call        A3 $       1,975

          14 Duke Capital LLC, 5.668%, 8/15/14                             No Opt. Call      BBB-        14,242

          10 Duke Energy Field Services Corporation, 7.875%, 8/16/10       No Opt. Call       BBB        11,255

             National Rural Utilities Cooperative Finance Corporation:
          12  3.875%, 2/15/08                                              No Opt. Call        A+        11,819
           8  5.750%, 8/28/09                                              No Opt. Call         A         8,299

          11 Pacific Gas and Electric Company, 6.050%, 3/01/34             No Opt. Call      Baa1        11,484

           5 PSE&G Power LLC, 8.625%, 4/15/31                              No Opt. Call      Baa1         6,510

          11 Reliant Energy, Centerpoint Energy Inc, 7.750%, 2/15/11       No Opt. Call       BBB        12,365

          10 Southern California Edison Company, 6.000%, 1/15/34           No Opt. Call        A3        10,706

          25 Utilicorp United Inc., Aquila Inc, 6.700%, 10/15/06           No Opt. Call        B2        25,370

           9 Virginia Electric and Power Company, 4.750%, 3/01/13          No Opt. Call        A3         8,887
----------------------------------------------------------------------------------------------------------------
     $ 2,451 Total Corporate Bonds (cost $2,666,343)                                                  2,634,116
----------------------------------------------------------------------------------------------------------------
------------
             SOVEREIGN DEBT - 1.2%

             Mexico - 0.7%

          65 United Mexican States, 6.625%, 3/03/15                        No Opt. Call      Baa1        70,785
----------------------------------------------------------------------------------------------------------------
             South Africa - 0.5%

          50 South Africa Republic, 8.375%, 10/17/06                       No Opt. Call      BBB+        51,875
----------------------------------------------------------------------------------------------------------------
     $   115 Total Sovereign Debt (cost $122,851)                                                       122,660
----------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $10,801,056) - 108.9%                                           10,737,792
             -------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS SOLD SHORT - (7.7)%

             Financials - (7.7)%

       (275) Fannie Mae, Mortgage-Backed Securities, Conventional          No Opt. Call       AAA     (269,328)
             Mortgage Loans, 4.500%, 10/18/05 (TBA)

       (475) Ginnie Mae, Mortgage-Backed Securities, Conventional          No Opt. Call       AAA     (486,578)
             Mortgage Loans, 6.000%, 10/20/05 (TBA)
----------------------------------------------------------------------------------------------------------------
     $ (750) Total U.S. Government and Agency Obligations Sold Short                                  (755,906)
              (proceeds $759,521)
---------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (1.2)%                                                   (120,561)
             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                    $   9,861,325
             -------------------------------------------------------------------------------------------------

----
22

           Forward Foreign Currency Exchange Contracts outstanding at September 30, 2005:

                                                                                                  Unrealized
                                                                                                Appreciation
                                        Amount    In Exchange For           Amount Settlement (Depreciation)
Currency Contracts to Deliver (Local Currency)           Currency (Local Currency)       Date (U.S. Dollars)
-------------------------------------------------------------------------------------------------------------
      Canadian Dollar                   31,000       Mexican Peso          276,616   11/07/05        $(1,134)
      Canadian Dollar                   29,131        U.S. Dollar           25,000   12/23/05           (119)
      Colombian Peso                57,450,000        U.S. Dollar           25,000   12/27/05            (65)
      Czech Koruna                     608,100        U.S. Dollar           25,000   12/27/05            196
      Danish Krone                     153,688        U.S. Dollar           25,000   12/28/05            136
      Euro                              12,500   New Turkish Lira           20,856   10/12/05            393
      Euro                              25,000       Mexican Peso          328,488   10/28/05            314
      Euro                              12,500       Mexican Peso          166,563   10/28/05            372
      Euro                              62,500    Norwegian Krone          486,378   11/28/05           (898)
      Euro                              40,739        U.S. Dollar           50,000   12/20/05            833
      Euro                              20,483        U.S. Dollar           25,000   12/28/05            268
      Japanese Yen                   2,762,500        U.S. Dollar           25,000   12/28/05            423
      New Taiwan Dollar                823,300        U.S. Dollar           25,000   12/28/05             26
      Slovakian Koruna                 790,750        U.S. Dollar           25,000   12/28/05            476
      South Korean Won              25,678,750        U.S. Dollar           25,000   12/23/05            379
      Swedish Krona                    191,263        U.S. Dollar           25,000   12/27/05            191
      Swiss Franc                       30,000    Norwegian Krone          150,684   11/28/05           (233)
      Swiss Franc                       56,055     Pound Sterling           25,000   12/06/05            490
      Swiss Franc                       31,720        U.S. Dollar           25,000   12/27/05            302
      U.S. Dollar                       50,000 New Zealand Dollar           71,429   12/20/05           (933)
      U.S. Dollar                       25,000   New Turkish Lira           34,450   12/23/05            (45)
      U.S. Dollar                       25,000     Brazilian Real           58,750   12/27/05            570
      U.S. Dollar                       25,000     Colombian Peso       57,475,000   12/27/05             76
      U.S. Dollar                       25,000       Mexican Peso          274,350   12/27/05            176
      U.S. Dollar                       25,000      Thailand Baht        1,031,250   12/27/05             17
      U.S. Dollar                       25,000  Australian Dollar           32,830   12/28/05            (57)
      U.S. Dollar                       25,000     Pound Sterling           13,990   12/28/05           (352)
      U.S. Dollar                       25,000   Hungarian Forint        5,137,750   12/28/05           (393)
      U.S. Dollar                       25,000 New Zealand Dollar           36,253   12/28/05           (112)
      U.S. Dollar                       25,000       Polish Zloty           80,840   12/28/05           (239)
      U.S. Dollar                       25,000 South African Rand          159,980   12/28/05            (46)
-------------------------------------------------------------------------------------------------------------
                                                                                                     $ 1,012
-------------------------------------------------------------------------------------------------------------

           Foreign Currency Interest Rate Swaps outstanding at September 30,
           2005:


                                                                                                                Notional
                                                                                                  Local           Amount
                                                                                               Currency (Local Currency)
-------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay semi-annually the         Australian Dollar          500,000
notional amount multiplied by 5.570% (annualized) and receive quarterly the notional amount multiplied by the six-month AUD-LIBOR (Australian Dollar-London Inter-Bank
Offered Rates).
Agreement with Goldman Sachs dated January 13, 2005, to pay quarterly the notional   New Zealand Dollar          550,000
amount multiplied by the three-month NZD-LIBOR (New Zealand Dollar-London Inter-
Bank Offered Rates) and receive semi-annually the notional amount multiplied by
6.500% (annualized).
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional              Mexican Peso          750,000
amount multiplied by the 28-day MXN-TIIE (Mexican Interbank Money Market Rate)
and receive every 28 days the notional amount multiplied by 10.370% (annualized).
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Unrealized
                                                                                                   Appreciation
                                                                                     Termination (Depreciation)
                                                                                            Date (U.S. Dollars)
----------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay semi-annually the            1/17/10        $(3,198)
notional amount multiplied by 5.570% (annualized) and receive quarterly the notional amount multiplied by the six-month AUD-LIBOR (Australian Dollar-London Inter-Bank
Offered Rates).
Agreement with Goldman Sachs dated January 13, 2005, to pay quarterly the notional       1/18/10         (4,292)
amount multiplied by the three-month NZD-LIBOR (New Zealand Dollar-London Inter-
Bank Offered Rates) and receive semi-annually the notional amount multiplied by
6.500% (annualized).
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional            5/13/10          3,869
amount multiplied by the 28-day MXN-TIIE (Mexican Interbank Money Market Rate)
and receive every 28 days the notional amount multiplied by 10.370% (annualized).
----------------------------------------------------------------------------------------------------------------
                                                                                                        $(3,621)
----------------------------------------------------------------------------------------------------------------

----
23

Portfolio of Investments
NUVEEN CORE BOND FUND (continued)
September 30, 2005


           Futures Contracts Outstanding at September 30, 2005:

                                                                                                         Unrealized
                                                                       Original            Value at    Appreciation
                                  Contract Number of    Contract          Value  September 30, 2005  (Depreciation)
Type                              Position Contracts  Expiration (U.S. Dollars)      (U.S. Dollars)  (U.S. Dollars)
--------------------------------------------------------------------------------------------------------------------
Australian 3-Year Treasury Bonds      Long        10       12/05    $   782,572         $   777,017         $(5,555)
Australian 10-Year Treasury Bonds     Long         4       12/05        325,232             319,761          (5,471)
British LIBOR                         Long         4       03/06        842,141             843,096             955
Canadian 10-Year Government Bonds    Short        (4)      12/05       (396,023)           (395,871)            152
Euribor                              Short        (3)      03/06       (881,054)           (880,565)            489
Euro Yen                             Short        (7)      06/06     (1,537,459)         (1,537,493)            (34)
German 2-Year Fed Rep Bonds          Short        (8)      12/05     (1,022,438)         (1,020,659)          1,779
German 10-Year Fed Rep Bonds          Long         2       12/05        293,978             294,525             547
U.S. 2-Year Treasury Notes            Long         4       12/05        826,436             823,563          (2,873)
U.S. 10-Year Treasury Notes          Short        (3)      03/06       (333,835)           (329,438)          4,397
U.S. 10-Year Treasury Notes          Short        (1)      12/05       (110,263)           (109,922)            341
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $(5,273)
--------------------------------------------------------------------------------------------------------------------

            * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
            144ASecurities are exempt from registration under Rule 144A of the
                Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
           (TBA)To be announced. Securities are also subject to sale/buy back arrangements.
            N/R Investment is not rated.

                                See accompanying notes to financial statements.

----
24

Portfolio of Investments
NUVEEN HIGH YIELD BOND FUND
September 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%

             U.S. Treasury Bonds and Notes - 7.0%

   $      75 6.500%, 2/15/10                                                 No Opt. Call       AAA $       81,744

         125 4.125%, 8/15/10                                                 No Opt. Call       AAA        124,478

          50 4.000%, 2/15/15                                                 No Opt. Call       AAA         48,688

         275 4.250%, 8/15/15                                                 No Opt. Call       AAA        273,367

          50 7.500%, 11/15/24                                                No Opt. Call       AAA         68,113

          75 5.375%, 2/15/31                                                 No Opt. Call       AAA         84,047
------------------------------------------------------------------------------------------------------------------
   $     650 Total U.S Government and Agency Obligations (cost $692,969)                                   680,437
------------------------------------------------------------------------------------------------------------------
------------
             ASSET-BACKED SECURITIES - 0.3%

             Consumer Discretionary - 0.3%

          27 Chase Manhattan Auto Owners Trust Asset Backed Notes and        No Opt. Call       AAA         26,525
              Certificates, Series 2003A-A3, 1.520%, 5/15/2007
------------------------------------------------------------------------------------------------------------------
   $      27 Total Asset-Backed Securities (cost $26,471)                                                   26,525
------------------------------------------------------------------------------------------------------------------
------------
             CORPORATE BONDS - 82.7%

             Consumer Discretionary - 21.5%

         100 Alderwoods Group, Inc., 7.750%, 9/15/12                       9/08 at 103.88         B        105,500

         100 Ameristar Casinos, Inc., 10.750%, 2/15/09                     2/06 at 105.38        B+        107,375

          50 Beazer Homes USA, Inc., 8.625%, 5/15/11                       5/06 at 104.31       Ba1         52,875

         100 Boyd Gaming Corporation, 7.750%, 12/15/12                    12/07 at 103.88        B+        105,625

         100 Carriage Sevices, Inc., 7.875%, 1/15/15                       1/10 at 103.94        B2        104,000

          75 Dex Media, Inc., 9.000%, 11/15/13                            11/08 at 104.50         B         59,438

         100 General Nutrition Centers Inc, 8.625%, 1/15/11                1/08 at 104.31        B-         96,500

             KB Home:
          50  9.500%, 2/15/11                                              2/06 at 104.75       Ba2         53,171
          50  6.375%, 8/15/11                                                No Opt. Call       BB+         50,368

         100 Leslie's Poolmart, 7.750%, 2/01/13                            2/09 at 103.88        B2        101,500

         125 MGM Grand Inc, 6.000%, 10/01/09                                 No Opt. Call        BB        124,063

         100 MGM Mirage Inc., Series 144A, 6.625%, 7/15/15                   No Opt. Call        BB         99,375

         100 Pantry, Inc., 7.750%, 2/15/14                                 2/09 at 103.88        B-        100,500

         100 Phillips-Van Heusen Corporation, 8.125%, 5/01/13              5/08 at 104.06        BB        105,500

         100 Ryerson Tull, Inc., 8.250%, 12/15/11                         12/08 at 104.13         B         97,750

         150 Samsonite Corporation, 8.875%, 6/01/11                        6/08 at 104.44        B-        160,125

         100 Speedway Motorsports, Inc., 6.750%, 6/01/13                   6/08 at 103.38       Ba2        103,125

         100 Standard Pacific Corp., 6.250%, 4/01/14                         No Opt. Call        BB         93,125

         100 Technical Olympic USA, Inc., 7.500%, 1/15/15                    No Opt. Call        B2         91,000

          90 Toll Corporation, 8.250%, 2/01/11                             2/06 at 104.13       BB+         94,613

         150 WCI Communities, Inc., 10.625%, 2/15/11, 144A                 2/09 at 100.00       Ba3        160,125

          25 Wynn Las Vegas LLC/Corporation, First Mortgage, 6.625%,      12/09 at 103.31        B+         24,031
              12/01/14
------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 6.6%

         100 Constellation Brands, Inc., 8.625%, 8/01/06                     No Opt. Call        BB        103,000

         100 Dean Foods Company, 6.625%, 5/15/09                             No Opt. Call       Ba2        103,500

         100 Del Monte Corporation, 8.625%, 12/15/12                      12/07 at 104.31         B        108,000

         150 Elizabeth Arden, Inc., 7.750%, 1/15/14                        1/09 at 103.88        B2        153,375

----
25

Portfolio of Investments
NUVEEN HIGH YIELD BOND FUND (continued)
September 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Consumer Staples (continued)

   $      70 Pinnacle Foods Holding Corporation, 8.250%, 12/01/13         12/08 at 104.13        B- $       66,500

         100 Playtex Products, Inc., Series 144A, 9.375%, 6/01/11          6/06 at 104.69      CCC+        104,875
------------------------------------------------------------------------------------------------------------------
             Energy - 7.1%

         100 Chesapeake Energy Corporation, 6.250%, 1/15/18                7/10 at 103.13        BB         98,500

         100 Coastal Corporation, 7.750%, 6/15/10                            No Opt. Call        B-        102,500

         150 Hanover Compressor Company, 9.000%, 6/01/14                   6/09 at 104.50         B        167,438

         150 Premcor Refining Group Inc, 7.500%, 6/15/15                   6/08 at 103.75      BBB-        161,250

         150 The Williams Companies, Inc., 7.500%, 1/15/31                   No Opt. Call        B+        160,125
------------------------------------------------------------------------------------------------------------------
             Financials - 1.1%

         100 La Quinta Properties Inc, 8.875%, 3/15/11                     3/07 at 104.44       BB-        107,500
------------------------------------------------------------------------------------------------------------------
             Healthcare - 3.1%

         100 HCA, Inc., 8.750%, 9/01/10                                      No Opt. Call       BB+        110,940

             HEALTHSOUTH Corporation:
         100  8.375%, 10/01/11                                               No Opt. Call       N/R         95,750
         100  7.625%, 6/01/12                                                No Opt. Call       N/R         94,000
------------------------------------------------------------------------------------------------------------------
             Industrials - 14.8%

         100 Allied Waste North America, Series B, 8.875%, 4/01/08           No Opt. Call       BB-        104,750

         100 BE Aerospace Inc, 8.000%, 3/01/08                               No Opt. Call        B-        100,500

         100 Building Materials Corporation of America, Series B,            No Opt. Call        B+        103,500
              8.000%, 10/15/07

         150 Case New Holland Inc., Series WI, 9.250%, 8/01/11             8/07 at 104.63       BB-        159,375

         100 DI Finance/DynCorp International, Series 144A, 9.500%,        2/09 at 104.75        B-        105,000
              2/15/13

         100 Dresser, Inc., 9.375%, 4/15/11                                4/06 at 104.69        B2        106,000

         100 FastenTech Inc., 11.500%, 5/01/11                             5/07 at 105.75        B-        104,125

         200 Jacuzzi Brands, Inc., 9.625%, 7/01/10                         7/07 at 104.81         B        213,000

          65 JLG Industries, Inc., 8.375%, 6/15/12                         6/07 at 104.19         B         69,225

         100 Norcraft Holdings LP, 9.750%, 9/01/12                         9/08 at 104.88        B-         70,500

         100 Terex Corporation, Senior Subordinated Notes, 10.375%,        4/06 at 105.19         B        107,500
              4/01/11

         200 United Rentals North America Inc., 7.750%, 11/15/13          11/08 at 103.88        B+        194,000
------------------------------------------------------------------------------------------------------------------
             Information Technology - 1.1%

         100 Seagate Technology HDD Holdings, Series 144A, 8.000%,         5/06 at 104.00       BB+        105,500
              5/15/09
------------------------------------------------------------------------------------------------------------------
             Materials - 19.7%

         150 Airgas, Inc., 9.125%, 10/01/11                               10/06 at 104.56       Ba2        162,000

          85 Chaparral Steel Company, Series 144A, 10.000%, 7/15/13        7/09 at 105.00        B1         90,100

         100 Constar International Inc., 11.000%, 12/01/12                12/07 at 105.50      Caa1         63,500

         100 Equistar Chemicals LP/Equistar Funding Corporation,           5/07 at 105.31       BB-        109,500
              10.625%, 5/01/11

         100 Georgia-Pacific Corp, 8.875%, 2/01/10                           No Opt. Call       BB+        112,000

         100 Graphic Packaging International Corp., 9.500%, 8/15/13        8/08 at 104.75        B-         94,500

             IMC Global Inc.:
         100  11.250%, 6/01/11                                             6/06 at 105.63        BB        110,500
          50  10.875%, 8/01/13                                             8/08 at 105.44        BB         59,250

         100 Longview Fibre Company, 10.000%, 1/15/09                      1/06 at 105.00        B+        106,000

         100 Lyondell Chemical Company, 10.875%, 5/01/09                   5/06 at 101.81         B        103,500

         100 Methanex Corporation, 8.750%, 8/15/12                           No Opt. Call      BBB-        114,625

----
26

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Materials (continued)

   $     100 Nalco Finance Holdings Inc, 9.000%, 2/01/14                   2/09 at 104.50        B- $       74,250

         100 Pilgrim's Pride Corporation, 9.625%, 9/15/11                  9/06 at 104.81       Ba2        108,000

          45 PolyOne Corporation, 10.625%, 5/15/10                         5/07 at 105.31        B+         46,575

         100 Rockwood Specialties Group, Inc. 7.500%, 11/15/14, 144A      11/09 at 103.75        B-         97,500

         100 Russel Metals Inc., 6.375%, 3/01/14                           3/09 at 103.19       BB-         98,000

         100 Smurfit-Stone Container Corporation, 9.750%, 2/01/11, 144A    2/06 at 104.88         B        102,000

         100 Steel Dynamics, Inc., 9.500%, 3/15/09                         3/06 at 104.75        BB        106,750

          25 Tekni-Plex, Inc., 144A, 10.875%, 8/15/12                      8/09 at 105.44        B3         26,875

          40 Texas Industries, Inc., Series 144A, 7.250%, 7/15/13          7/09 at 103.63       BB-         41,800

         100 Wise Metals Group, LLC 10.250%, 5/15/12                       5/08 at 105.13      CCC+         79,500
------------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 2.0%

         100 Intelsat Ltd., 5.250%, 11/01/08                                 No Opt. Call         B         92,500

         100 Rogers Wireless Communications Inc, 6.375%, 3/01/14             No Opt. Call        BB        101,000
------------------------------------------------------------------------------------------------------------------
             Utilities - 5.7%

         100 Calpine Corporation, 8.750%, 7/15/13, 144A                    7/08 at 104.38        B-         71,250

         110 Edison Mission Energy, 9.875%, 4/15/11                          No Opt. Call        B+        130,900

         170 El Paso CGP Co., 8.375%, 6/15/32                                No Opt. Call        B1        193,942

         150 Utilicorp Canada Finance Corporation, 7.750%, 6/15/11           No Opt. Call        B2        158,625
------------------------------------------------------------------------------------------------------------------
   $   7,875 Total Corporate Bonds (cost $8,247,510)                                                     8,024,854
------------------------------------------------------------------------------------------------------------------
------------
             Repurchase Agreements - 8.4%
   $     817 State Street Bank, 3.150%, dated 9/30/05, due 10/03/05,                                       817,011
              repurchase price $817,225, collateralized by $845,000 U.S.
              Treasury Notes, 3.125%, due 10/15/08, value $833,381
------------------------------------------------------------------------------------------------------------------
------------
             Total Repurchase Agreements (cost $817,011)                                                   817,011
             ----------------------------------------------------------------------------------------------------
             Total Investments (cost $9,783,961) - 98.4%                                                 9,548,827
             ----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.6%                                                          150,719
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    9,699,546
             ----------------------------------------------------------------------------------------------------

           Credit Default Swap outstanding at September 30, 2005:

                                                                                                Unrealized
                                             Notional  Fixed Termination           Value at   Appreciation
Type                     Counterparty Type     Amount   Rate        Date September 30, 2005 (Depreciation)
-----------------------------------------------------------------------------------------------------------
DJ Investment Grade CDX Goldman Sachs Sell $2,000,000 2.250%    12/20/09            $27,500       $(22,506)
-----------------------------------------------------------------------------------------------------------

           Futures Contracts Outstanding at September 30, 2005:

                                                                                               Unrealized
                                                               Original           Value at   Appreciation
                           Contract Number of   Contract          Value September 30, 2005 (Depreciation)
Type                       Position Contracts Expiration (U.S. Dollars)     (U.S. Dollars) (U.S. Dollars)
----------------------------------------------------------------------------------------------------------
U.S. 5-Year Treasury Notes     Long         4      12/05       $430,059           $427,438        $(2,621)
U.S. Treasury Bonds            Long         4      12/05        464,887            457,625         (7,262)
----------------------------------------------------------------------------------------------------------
                                                                                                  $(9,883)
----------------------------------------------------------------------------------------------------------

            * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
            144ASecurities are exempt from registration under Rule 144A of the
                Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
            N/R Investment is not rated.

                                See accompanying notes to financial statements.

----
27

Statement of Assets and Liabilities
September 30, 2005

                                                                                        Short Duration          Core  High Yield
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $9,776,987, $10,801,056 and $9,783,961,
 respectively)                                                                             $ 9,716,439  $10,737,792  $9,548,827
Cash denominated in foreign currencies (cost $80, $80 and $0, respectively)                         80           80          --
Cash                                                                                             4,610      157,630       4,119
Deposits with brokers for open futures contracts                                                26,884       28,547      14,695
Unrealized appreciation on forward foreign currency exchange contracts                           5,638        5,638          --
Unrealized appreciation on foreign currency interest rate swaps                                  3,869        3,869          --
Credit default swap premiums paid                                                                   --           --      50,006
Receivables:
 Reimbursement from Adviser                                                                     25,542       32,171      16,146
 Interest                                                                                      121,094      104,846     182,755
 Investments sold                                                                              379,441    1,852,874          --
Other assets                                                                                       185          203         183
--------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                             10,283,782   12,923,650   9,816,731
--------------------------------------------------------------------------------------------------------------------------------
Liabilities
Securities sold short, at value (proceeds $759,521)                                                 --      755,906          --
Payables:
 Investments purchased                                                                         363,884    2,220,045          --
 Unrealized depreciation on forward foreign currency exchange contracts                          4,626        4,626          --
 Unrealized depreciation on foreign currency interest rate swaps                                 7,490        7,490          --
 Unrealized depreciation on credit default swap                                                     --           --      22,506
 Variation margin on futures contracts                                                           3,013        2,798       2,500
Accrued expenses:
 12b-1 distribution and service fees                                                                 3            5           5
 Other                                                                                          29,620       31,460      28,179
Dividends payable                                                                               34,997       39,995      63,995
--------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                           443,633    3,062,325     117,185
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                 $ 9,840,149  $ 9,861,325  $9,699,546
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                 $     2,461  $     2,466  $    2,424
Shares outstanding                                                                                 125          125         125
Net asset value per share                                                                  $     19.69  $     19.73  $    19.39
Offering price per share (net asset value per share plus maximum sales charge of
 2.00%, 3.75% and 4.75%, respectively, of offering price)                                  $     20.09  $     20.50  $    20.36
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                         N/A  $     2,466  $    2,424
Shares outstanding                                                                                 N/A          125         125
Net asset value and offering price per share                                                       N/A  $     19.73  $    19.39
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                 $     2,461  $     2,466  $    2,424
Shares outstanding                                                                                 125          125         125
Net asset value and offering price per share                                               $     19.69  $     19.73  $    19.39
--------------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                 $ 9,835,227  $ 9,853,927  $9,692,274
Shares outstanding                                                                             499,750      499,625     499,625
Net asset value and offering price per share                                               $     19.68  $     19.72  $    19.40
--------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
--------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                            $ 9,999,496  $ 9,999,660  $9,999,673
Undistributed net investment income                                                             89,071       36,254       3,569
Accumulated net realized gain (loss) from investments and derivative transactions             (178,815)    (107,058)    (36,173)
Net unrealized appreciation (depreciation) of investments and derivative transactions          (69,603)     (67,531)   (267,523)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                 $ 9,840,149  $ 9,861,325  $9,699,546
--------------------------------------------------------------------------------------------------------------------------------

N/A - ShortDuration is not authorized to issue Class B shares.

                                See accompanying notes to financial statements.

----
28

Statement of Operations
For the Period December 20, 2004
(commencement of operations) through September 30, 2005

                                                                     Short Duration        Core High Yield
-----------------------------------------------------------------------------------------------------------
Investment Income                                                         $ 283,613  $ 346,232   $ 520,148
-----------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                              41,901     49,851      56,922
12b-1 service fees - Class A                                                      5          5           5
12b-1 distribution and service fees - Class B                                   N/A         19          19
12b-1 distribution and service fees - Class C                                    19         19          19
Shareholders' servicing agent fees and expenses                                 111        178         116
Custodian's fees and expenses                                                24,976     36,428      21,490
Trustees' fees and expenses                                                   1,498      1,579       1,460
Professional fees                                                            18,625     18,566      18,688
Shareholders' reports - printing and mailing expenses                        10,161     10,162      10,161
Federal and state registration fees                                              33         33          33
Other expenses                                                                  714        835         707
-----------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement         98,043    117,675     109,620
  Custodian fee credit                                                       (1,497)    (1,679)     (1,784)
  Expense reimbursement                                                     (46,622)   (57,955)    (39,089)
-----------------------------------------------------------------------------------------------------------
Net expenses                                                                 49,924     58,041      68,747
-----------------------------------------------------------------------------------------------------------
Net investment income                                                       233,689    288,191     451,401
-----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
  Investments                                                               (86,810)   (74,191)    (36,891)
  Futures                                                                   (17,415)   (14,299)     27,267
  Forwards                                                                   19,542     19,629          --
  Swaps                                                                      (1,284)    (1,099)         --
  Foreign currencies                                                            507        584          --
Change in net unrealized appreciation (depreciation) of:
  Investments                                                               (60,548)   (59,649)   (235,134)
  Futures                                                                    (6,446)    (5,273)     (9,883)
  Forwards                                                                    1,012      1,012          --
  Swaps                                                                      (3,621)    (3,621)    (22,506)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                    (155,063)  (136,907)   (277,147)
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                $  78,626  $ 151,284   $ 174,254
-----------------------------------------------------------------------------------------------------------

N/A - Short Duration is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
29

Statement of Changes in Net Assets
For the Period December 20, 2004
(commencement of operations) through September 30, 2005

                                                          Short Duration          Core   High Yield
---------------------------------------------------------------------------------------------------
Operations
Net investment income                                        $   233,689  $   288,191  $   451,401
Net realized gain (loss) from:
  Investments                                                    (86,810)     (74,191)     (36,891)
  Futures                                                        (17,415)     (14,299)      27,267
  Forwards                                                        19,542       19,629           --
  Swaps                                                           (1,284)      (1,099)          --
  Foreign currencies                                                 507          584           --
Change in net unrealized appreciation (depreciation) of:
  Investments                                                    (60,548)     (59,649)    (235,134)
  Futures                                                         (6,446)      (5,273)      (9,883)
  Forwards                                                         1,012        1,012           --
  Swaps                                                           (3,621)      (3,621)     (22,506)
---------------------------------------------------------------------------------------------------
Net increase in net assets from operations                        78,626      151,284      174,254
---------------------------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
  Class A                                                            (55)         (68)        (114)
  Class B                                                            N/A          (54)        (100)
  Class C                                                            (41)         (54)        (100)
  Class R                                                       (238,381)    (289,783)    (474,394)
---------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders       (238,477)    (289,959)    (474,708)
---------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                  10,000,000   10,000,000   10,000,000
---------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions       10,000,000   10,000,000   10,000,000
---------------------------------------------------------------------------------------------------
Net increase in net assets                                     9,840,149    9,861,325    9,699,546
Net assets at the beginning of period                                 --           --           --
---------------------------------------------------------------------------------------------------
Net assets at the end of period                              $ 9,840,149  $ 9,861,325  $ 9,699,546
---------------------------------------------------------------------------------------------------
Undistributed net investment income at the end of period     $    89,071  $    36,254  $     3,569
---------------------------------------------------------------------------------------------------

N/A - Short Duration is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
30

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust III (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Short Duration Bond Fund ("Short Duration"), Nuveen Core Bond Fund ("Core") and Nuveen High Yield Bond Fund ("High Yield") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust in 1998.

Short Duration ordinarily invests at least 80% of its assets in income producing short-term securities with the objective of providing high current income consistent with minimal fluctuations of principal.

Core ordinarily invests at least 80% of its assets in fixed income securities with the objective of providing total return.

High Yield ordinarily invests at least 80% of its assets in domestic and foreign corporate high yield debt securities, including zero coupon, payment in-kind and convertible bonds with the objective of maximizing total return.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of debt securities in each Fund's investment portfolio are generally provided by an independent pricing service approved by the Fund's Board of Trustees and based on the mean between the bid and asked prices. Exchange-listed securities and derivative instruments, other than futures, are generally valued at the last sales price on the exchange on which such securities or instruments are primarily traded. Securities or instruments traded on an exchange for which there are no transactions on a given day or securities or instruments not listed on an exchange are valued at the mean of the closing bid and asked prices. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Credit default swaps are valued using a market quote provided by a major broker/dealer in such investments. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular security or instrument, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustee's designee. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2005, Core Bond had outstanding when-issued purchase commitments (comprised entirely of dollar rolls) of $2,099,682. There were no such outstanding purchase commitments in Short Duration or High Yield.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. Core and High Yield also offer Class B Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length


----
31
of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a ..75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Futures Contracts
The Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates, as a substitute for a position in the underlying asset, or to enhance the portfolio's return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities.

Swaps Transactions
The Funds are authorized to enter into swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swap transactions involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The payment obligation is based on the notional amount of the swap contract. Swap agreements are valued daily. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Income received or paid by the Fund on a swap agreement is reported as a realized gain or loss on the Statement of Operations. Additionally, realized gains or losses are recorded upon the termination of a swap agreement and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

Dollar Rolls
The Funds are authorized to enter into "dollar rolls" in which a Fund purchases or sells mortgage-backed securities for delivery in the future and simultaneously contracts to sell or repurchase substantially similar (same type, coupon, and maturity) securities on a different specified future date. Dollar rolls are identified as TBAs in the Portfolio of Investments for each of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Such compensation is amortized over the life of the dollar rolls and included in Investment Income on the Statement of Operations. Dollar rolls are valued daily.


----
32

Short Sales
The Funds are authorized to make short sales of debt securities. To secure its obligation to deliver securities sold short, the Funds have instructed the custodian to segregate assets in an equivalent amount of the securities sold short. The Funds are obligated to pay to the parties to which the securities were sold short, interest earned on the debt securities and records such amounts as an expense in the Statement of Operations. Short sales are valued daily and the corresponding unrealized gains or losses are included in "Change in net unrealized appreciation (depreciation) of investments." Short Duration and High Yield did not engage in selling securities short during the period December 20, 2004 (commencement of operations) through September 30, 2005.

Foreign Currency Transactions
The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments and assets and liabilities denominated in foreign currencies. Each Fund may engage in foreign currency forward, options and futures contracts. To the extent that a Fund invests in such contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

Forward Foreign Currency Exchange Transactions
Generally, each Fund may enter into forward foreign currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or
(ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency contracts are valued at the forward rate and are valued daily. The change in market value is recorded as an unrealized gain or loss by a Fund. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will generally not be entered into for terms greater than three months. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
33

2. Fund Shares

Transactions in Fund shares for the period December 20, 2004 (commencement of operations) through September 30, 2005, were as follows:

                                       Short Duration
                                     -------------------
                                      Shares      Amount
                        --------------------------------
                        Shares sold:
                          Class A        125 $     2,500
                          Class C        125       2,500
                          Class R    499,750   9,995,000
                        --------------------------------
                        Net increase 500,000 $10,000,000
                        --------------------------------

                                            Core
                                     -------------------
                                      Shares      Amount
                        --------------------------------
                        Shares sold:
                          Class A        125 $     2,500
                          Class B        125       2,500
                          Class C        125       2,500
                          Class R    499,625   9,992,500
                        --------------------------------
                        Net increase 500,000 $10,000,000
                        --------------------------------

                                         High Yield
                                     -------------------
                                      Shares      Amount
                        --------------------------------
                        Shares sold:
                          Class A        125 $     2,500
                          Class B        125       2,500
                          Class C        125       2,500
                          Class R    499,625   9,992,500
                        --------------------------------
                        Net increase 500,000 $10,000,000
                        --------------------------------

3. Securities Transactions

Purchases and sales of securities (including maturities but excluding dollar roll transactions and short-term investments) for the period December 20, 2004 (commencement of operations) through September 30, 2005, were as follows:

                                       Short
                                    Duration        Core  High Yield
            --------------------------------------------------------
            Purchases            $23,611,426 $27,330,549 $15,117,635
            Sales and maturities  13,643,342  16,422,656   6,037,590
            --------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing income on amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was as follows:

                                                                                Short                   High
                                                                             Duration        Core      Yield
------------------------------------------------------------------------------------------------------------
Cost of investments (excluding proceeds received on securities sold short) $9,824,882 $10,823,036 $9,838,289
------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

                                                                                                                      Short
                                                                                                                   Duration
----------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                                                                                   $   1,235
  Depreciation                                                                                                    (109,678)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments (excluding proceeds received on securities sold short) $(108,443)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Core
---------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                                                                                   $ 13,086
  Depreciation                                                                                                    (98,330)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments (excluding proceeds received on securities sold short) $(85,244)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                       High
                                                                                                                      Yield
---------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                                                                                   $  30,812
  Depreciation                                                                                                    (320,274)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments (excluding proceeds received on securities sold short) $(289,462)
---------------------------------------------------------------------------------------------------------------------------


----
34

The tax components of undistributed net ordinary income and net realized gains at September 30, 2005, were as follows:

                                                    Short            High
                                                 Duration    Core   Yield
       ------------------------------------------------------------------
       Undistributed net ordinary income*        $165,526 $97,119 $99,386
       Undistributed net long-term capital gains       --      --      --
       ------------------------------------------------------------------

The tax character of distributions paid during the period December 20, 2004 (commencement of operations) through September 30, 2005, was designated for purposes of the dividends paid deduction as follows:

                                                     Short              High
                                                  Duration     Core    Yield
   -------------------------------------------------------------------------
   Distributions from net ordinary income*        $203,480 $249,963 $410,713
   Distributions from net long-term capital gains       --       --       --
   -------------------------------------------------------------------------

*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The following funds have elected to defer net realized losses from investments incurred from December 20, 2004 (commencement of operations) through September 30, 2005 ("post-October losses") in accordance with federal income tax regulations. These Post-October losses are treated as having arisen on the first day of the following fiscal year.

                               Short             High
                            Duration     Core   Yield
                          ---------------------------
                            $172,375 $104,769 $46,055
                          ---------------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), each Fund pays an annual management fee based upon a complex-wide management fee structure adopted for all funds sponsored by the Adviser. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

                                    Short Duration                 Core           High Yield
Average Daily Net Assets       Fund-Level Fee Rate  Fund-Level Fee Rate  Fund-Level Fee Rate
---------------------------------------------------------------------------------------------
For the first $125 million                   .3500%               .4500%               .5500%
For the next $125 million                    .3375                .4375                .5375
For the next $250 million                    .3250                .4250                .5250
For the next $500 million                    .3125                .4125                .5125
For the next $1 billion                      .3000                .4000                .5000
For net assets over $2 billion               .2750                .3750                .4750
---------------------------------------------------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2005, the complex-level fee rate was .1898%.

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.


----
35

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of each Fund through July 31,2006, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .65%, .75% and .90% of the average daily net assets of Short Duration, Core and High Yield, respectively. The Adviser may also voluntarily reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the period December 20, 2004 (commencement of operations) through September 30, 2005, all 12b-1 fees charged to the Funds were retained by Nuveen Investments, LLC, a wholly owned subsidiary of Nuveen.

At September 30, 2005, Nuveen owned 499,500 shares of Class R of Short Duration, Core and High Yield. At September 30, 2005, the Adviser owned 125, 125 and 250 shares of Short Duration Class A, C and R, respectively and 125 shares of each of Core's and High Yield's Class A, B, C and R.

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their net investment income which were paid on November 1, 2005, to shareholders of record on October 7, 2005, as follows:

                                  Short Duration   Core High Yield
              ----------------------------------------------------
              Dividend per share:
                Class A                   $.0660 $.0760     $.1240
                Class B                      N/A  .0635      .1115
                Class C                    .0535  .0635      .1115
                Class R                    .0700  .0800      .1280
              ----------------------------------------------------

N/A - ShortDuration is not authorized to issue Class B shares.


----
36

Financial Highlights

Selected data for a share outstanding throughout the period:

Class (Inception Date)
                            Investment Operations       Less Distributions
                         ---------------------------  ----------------------                    ---------------------------
                                                                                                          Before Credit/
                                                                                                          Reimbursement
SHORT DURATION                                                                                         ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                                                                                                  Invest-
                                                                                                       Ratio of      ment
                                          Net                                                          Expenses    Income
               Beginning       Net  Realized/             Net                 Ending            Ending       to        to
                     Net   Invest- Unrealized         Invest-                    Net               Net  Average   Average
                   Asset      ment       Gain            ment  Capital         Asset     Total  Assets      Net       Net
                   Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)   (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (12/04)
  12/20/04 -
   9/30/05        $20.00      $.43      $(.53) $(.10)   $(.21)     $-- $(.21) $19.69       .66% $    2     1.52%*    2.15%*
Class C (12/04)
  12/20/04 -
   9/30/05         20.00       .31       (.48)  (.17)    (.14)      --  (.14)  19.69       .09       2     2.27*     1.40*
Class R (12/04)
  12/20/04 -
   9/30/05         20.00       .47       (.56)  (.09)    (.23)      --  (.23)  19.68       .79   9,835     1.27*     2.40*
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                Ratios/Supplemental Data
               ----------------------------------------------------
                      After            After Credit/
                 Reimbursement(c)     Reimbursement(d)
SHORT DURATION ------------------   ------------------
                            Ratio                Ratio
                           of Net               of Net
                          Invest-              Invest-
               Ratio of      ment   Ratio of      ment
               Expenses    Income   Expenses    Income
                     to        to         to        to
                Average   Average    Average   Average   Portfolio
                    Net       Net        Net       Net    Turnover
                 Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------
Class A (12/04)
  12/20/04 -
   9/30/05          .91%*    2.75%*      .89%*    2.77%*       140%
Class C (12/04)
  12/20/04 -
   9/30/05         1.66*     2.00*      1.64*     2.02*        140
Class R (12/04)
  12/20/04 -
   9/30/05          .66*     3.00*       .64*     3.02*        140
-------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser.
(d)After custodian fee credit and expense reimbursement.

                                See accompanying notes to financial statements.

----
37

Selected data for a share outstanding throughout the period:

Class (Inception Date)
                                                 Investment Operations       Less Distributions
                                              ---------------------------  ----------------------


CORE




                                                               Net
                                    Beginning       Net  Realized/             Net                 Ending
                                          Net   Invest- Unrealized         Invest-                    Net
                                        Asset      ment       Gain            ment  Capital         Asset     Total
                                        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------
Class A (12/04)
 12/20/04 - 9/30/05                    $20.00      $.54      $(.55) $(.01)   $(.26)     $-- $(.26) $19.73      1.37%
Class B (12/04)
 12/20/04 - 9/30/05                     20.00       .42       (.49)  (.07)    (.20)      --  (.20)  19.73       .81
Class C (12/04)
 12/20/04 - 9/30/05                     20.00       .42       (.49)  (.07)    (.20)      --  (.20)  19.73       .81
Class R (12/04)
 12/20/04 - 9/30/05                     20.00       .58       (.58)  (.00)    (.28)      --  (.28)  19.72      1.51
---------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                Ratios/Supplemental Data
                                    -------------------------------------------------------------------------------
                                             Before Credits/           After            After Credits/
                                              Reimbursement       Reimbursement(c)     Reimbursement(d)
CORE                                       ------------------   ------------------   ------------------
                                                        Ratio                Ratio                Ratio
                                                       of Net               of Net               of Net
                                                      Invest-              Invest-              Invest-
                                           Ratio of      ment   Ratio of      ment   Ratio of      ment
                                           Expenses    Income   Expenses    Income   Expenses    Income
                                    Ending       to        to         to        to         to        to
                                       Net  Average   Average    Average   Average    Average   Average   Portfolio
                                    Assets      Net       Net        Net       Net        Net       Net    Turnover
                                     (000)   Assets    Assets     Assets    Assets     Assets    Assets     Rate(e)
--------------------------------------------------------------------------------------------------------------------
Class A (12/04)
 12/20/04 - 9/30/05                 $    2     1.76%*    2.69%*     1.02%*    3.43%*     1.00%*    3.46%*       155%
Class B (12/04)
 12/20/04 - 9/30/05                      2     2.51*     1.94*      1.77*     2.69*      1.75*     2.71*        155
Class C (12/04)
 12/20/04 - 9/30/05                      2     2.51*     1.94*      1.77*     2.69*      1.75*     2.71*        155
Class R (12/04)
 12/20/04 - 9/30/05                  9,854     1.51*     2.94*       .77*     3.68*       .75*     3.71*        155
--------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser.
(d)After custodian fee credit and expense reimbursement.
(e)Excluding Dollar Roll transactions.

                                See accompanying notes to financial statements.

----
38

Selected data for a share outstanding throughout the period:

Class (Inception Date)
                                                 Investment Operations       Less Distributions
                                              ---------------------------  ----------------------


HIGH YIELD




                                                               Net
                                    Beginning       Net  Realized/             Net                 Ending
                                          Net   Invest- Unrealized         Invest-                    Net
                                        Asset      ment       Gain            ment  Capital         Asset     Total
                                        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------
Class A (12/04)
 12/20/04 - 9/30/05                    $20.00      $.86     $(1.04) $(.18)   $(.43)     $-- $(.43) $19.39      1.56%
Class B (12/04)
 12/20/04 - 9/30/05                     20.00       .75       (.99)  (.24)    (.37)      --  (.37)  19.39       .99
Class C (12/04)
 12/20/04 - 9/30/05                     20.00       .75       (.99)  (.24)    (.37)      --  (.37)  19.39       .99
Class R (12/04)
 12/20/04 - 9/30/05                     20.00       .90      (1.05)  (.15)    (.45)      --  (.45)  19.40      1.79
---------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                Ratios/Supplemental Data
                                    -------------------------------------------------------------------------------
                                              Before Credit/           After            After Credit/
                                              Reimbursement       Reimbursement(c)     Reimbursement(d)
HIGH YIELD                                 ------------------   ------------------   ------------------
                                                        Ratio                Ratio                Ratio
                                                       of Net               of Net               of Net
                                                      Invest-              Invest-              Invest-
                                           Ratio of      ment   Ratio of      ment   Ratio of      ment
                                           Expenses    Income   Expenses    Income   Expenses    Income
                                    Ending       to        to         to        to         to        to
                                       Net  Average   Average    Average   Average    Average   Average   Portfolio
                                    Assets      Net       Net        Net       Net        Net       Net    Turnover
                                     (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------
Class A (12/04)
 12/20/04 - 9/30/05                 $    2     1.68%*    5.10%*     1.17%*    5.61%*     1.14%*    5.63%*        69%
Class B (12/04)
 12/20/04 - 9/30/05                      2     2.43*     4.35*      1.92*     4.86*      1.89*     4.88*         69
Class C (12/04)
 12/20/04 - 9/30/05                      2     2.43*     4.35*      1.92*     4.86*      1.89*     4.88*         69
Class R (12/04)
 12/20/04 - 9/30/05                  9,692     1.43*     5.35*       .92*     5.85*       .89*     5.88*         69
--------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser.
(d)After custodian fee credit and expense reimbursement.

                                See accompanying notes to financial statements.

----
39

To the Board of Trustees and Shareholder of Nuveen Investment Trust III:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Short Duration Bond Fund, Nuveen Core Bond Fund and Nuveen High Yield Bond Fund (each a series of the Nuveen Investment Trust III, hereafter referred to as the "Funds") at September 30, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period December 20, 2004 (commencement of operations) through September 30, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, IL
November 28, 2005


----
40

  Trustees and Officers
================================================================================


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at nine. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                          Number of
                                                                                                        Portfolios in
Name,                       Position(s)      Year First   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or   Including other Directorships                  Overseen by
and Address                 the Funds       Appointed (2) During Past 5 Years                              Trustee
---------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:

---------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994      Chairman (since 1996) and Director of Nuveen       155
3/28/49                     Board and                     Investments, Inc., Nuveen Investments, LLC,
333 W. Wacker Drive         Trustee                       Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.(4); Director
                                                          (since 1996) of Institutional Capital
                                                          Corporation; Chairman and Director (since
                                                          1997) of Nuveen Asset Management; Chairman
                                                          and Director of Rittenhouse Asset
                                                          Management, Inc. (since 1999); Chairman of
                                                          Nuveen Investments Advisers Inc. (since
                                                          2002).

Trustees who are not interested persons of the Funds:

---------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997      Private Investor and Management Consultant.        155
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

---------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993      Retired (since 1989) as Senior Vice                155
7/29/34                                                   President of The Northern Trust Company;
333 W. Wacker Drive                                       Director (since 2002) Community Advisory
Chicago, IL 60606                                         Board for Highland Park and Highwood, United
                                                          Way of the North Shore.

---------------------------------------------------------------------------------------------------------------------
Jack B. Evans               Trustee             1999      President, The Hall-Perrine Foundation, a          155
10/22/48                                                  private philanthropic corporation (since
333 W. Wacker Drive                                       1996); Director and Vice Chairman, United
Chicago, IL 60606                                         Fire Group, a publicly held company; Adjunct
                                                          Faculty Member, University of Iowa;
                                                          Director, Gazette Companies; Life Trustee of
                                                          Coe College; Director, Iowa College
                                                          Foundation; formerly, Director, Alliant
                                                          Energy; formerly, Director, Federal Reserve
                                                          Bank of Chicago; formerly, President and
                                                          Chief Operating Officer, SCI Financial
                                                          Group, Inc., a regional financial services
                                                          firm.

---------------------------------------------------------------------------------------------------------------------
William C. Hunter           Trustee             2004      Dean and Distinguished Professor of Finance,       155
3/6/48                                                    School of Business at the University of
333 W. Wacker Drive                                       Connecticut (since 2002); previously, Senior
Chicago, IL 60606                                         Vice President and Director of Research at
                                                          the Federal Reserve Bank of Chicago
                                                          (1995-2003); Director (since 1997), Credit
                                                          Research Center at Georgetown University;
                                                          Director (since 2004) of Xerox Corporation.

---------------------------------------------------------------------------------------------------------------------
David J. Kundert            Trustee             2005      Retired (since 2004) as Chairman, JPMorgan         153
10/28/42                                                  Fleming Asset Management, President and CEO,
333 W. Wacker Drive                                       Banc One Investment Advisors Corporation,
Chicago, IL 60606                                         and President, One Group Mutual Funds; prior
                                                          thereto, Executive Vice President, Banc One
                                                          Corporation and Chairman and CEO, Banc One
                                                          Investment Management Group; Board of
                                                          Regents, Luther College; currently a member
                                                          of the American and Wisconsin Bar
                                                          Associations.

----
41

================================================================================

                                                                                                  Number of
                                                                                                Portfolios in
Name,                Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate            Held with       Elected or   Including other Directorships                  Overseen by
and Address          the Funds      Appointed (2) During Past 5 Years                              Trustee
-------------------------------------------------------------------------------------------------------------
William J. Schneider Trustee            1997      Chairman, formerly, Senior Partner and Chief       155
9/24/44                                           Operating Officer (retired, December 2004),
333 W. Wacker Drive                               Miller-Valentine Partners Ltd., a real
Chicago, IL 60606                                 estate investment company; formerly, Vice
                                                  President, Miller-Valentine Realty, a
                                                  construction company; Chair of the Finance
                                                  Committee and member of the Audit Committee
                                                  of Premier Health Partners, the
                                                  not-for-profit company of Miami Valley
                                                  Hospital; President, Dayton Philharmonic
                                                  Orchestra Association; Board Member,
                                                  Regional Leaders Forum, which promotes
                                                  cooperation on economic development issues;
                                                  Director and Immediate Past Chair, Dayton
                                                  Development Coalition; formerly, Member,
                                                  Community Advisory Board, National City
                                                  Bank, Dayton, Ohio and Business Advisory
                                                  Council, Cleveland Federal Reserve Bank.

-------------------------------------------------------------------------------------------------------------
Judith M. Stockdale  Trustee            1997      Executive Director, Gaylord and Dorothy            155
12/29/47                                          Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                               thereto, Executive Director, Great Lakes
Chicago, IL 60606                                 Protection Fund (from 1990 to 1994).

-------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine   Trustee            2005      Senior Vice President for Business and             155
1/22/50                                           Finance, Northwestern University (since
333 W. Wacker Drive                               1997); Director (since 2003), Chicago Board
Chicago, IL 60606                                 Options Exchange; Director (since 2003),
                                                  National Mentor Holdings, a privately-held,
                                                  national provider of home and
                                                  community-based services; Chairman (since
                                                  1997), Board of Directors, Rubicon, a pure
                                                  captive insurance company owned by
                                                  Northwestern University; Director (since
                                                  1997), Evanston Chamber of Commerce and
                                                  Evanston Inventure, a business development
                                                  organization.

                                                                                                  Number of
                                                                                                Portfolios in
Name,                Position(s)     Year First                                                 Fund Complex
Birthdate            Held with       Elected or   Principal Occupation(s)                        Overseen by
and Address          the Funds      Appointed (3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------
Officers of the Funds:

-------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman Chief              1988      Managing Director (since 2002), Assistant          155
9/9/56               Administrative               Secretary and Associate General Counsel,
333 W. Wacker Drive  Officer                      formerly, Vice President and Assistant
Chicago, IL 60606                                 General Counsel, of Nuveen Investments, LLC;
                                                  Managing Director (2002-2004), General
                                                  Counsel (1998-2004) and Assistant Secretary,
                                                  formerly, Vice President of Nuveen Advisory
                                                  Corp. and Nuveen Institutional Advisory
                                                  Corp.(4); Managing Director (since 2002) and
                                                  Assistant Secretary and Associate General
                                                  Counsel, formerly, Vice President (since
                                                  1997), of Nuveen Asset Management; Managing
                                                  Director (since 2004) and Assistant
                                                  Secretary (since 1994) of Nuveen
                                                  Investments, Inc.; Assistant Secretary of
                                                  NWQ Investment Management Company, LLC.
                                                  (since 2002); Vice President and Assistant
                                                  Secretary of Nuveen Investments Advisers
                                                  Inc. (since 2002); Managing Director,
                                                  Associate General Counsel and Assistant
                                                  Secretary of Rittenhouse Asset Management,
                                                  Inc. (since 2003); Chartered Financial
                                                  Analyst.

-------------------------------------------------------------------------------------------------------------
Julia L. Antonatos   Vice President     2004      Managing Director (since 2005), formerly           155
9/22/63                                           Vice President (since 2002); formerly,
333 W. Wacker Drive                               Assistant Vice President (since 2000) of
Chicago, IL 60606                                 Nuveen Investments, LLC; Chartered Financial
                                                  Analyst.

----
42

                                                                                                   Number of
                                                                                                 Portfolios in
Name,                 Position(s)     Year First                                                 Fund Complex
Birthdate             Held with       Elected or   Principal Occupation(s)                        Overseen by
and Address           the Funds      Appointed (3) During Past 5 Years                              Officer
--------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President     2000      Vice President (since 2002), formerly,             155
2/3/66                and Assistant                Assistant Vice President (since 2000) of
333 W. Wacker Drive   Secretary                    Nuveen Investments, LLC.
Chicago, IL 60606

--------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President     1999      Vice President of Nuveen Investments, LLC          155
11/28/67              and Treasurer                (since 1999); Vice President and Treasurer
333 W. Wacker Drive                                (since 1999) of Nuveen Investments, Inc.;
Chicago, IL 60606                                  Vice President and Treasurer (1999-2004) of
                                                   Nuveen Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp.(4); Vice
                                                   President and Treasurer of Nuveen Asset
                                                   Management (since 2002) and of Nuveen
                                                   Investments Advisers Inc. (since 2002);
                                                   Assistant Treasurer of NWQ Investment
                                                   Management Company, LLC. (since 2002); Vice
                                                   President and Treasurer of Nuveen
                                                   Rittenhouse Asset Management, Inc. (since
                                                   2003); Chartered Financial Analyst.

--------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President     1998      Vice President (since 2002), Assistant             155
9/24/64               and Secretary                Secretary and Assistant General Counsel
333 W. Wacker Drive                                (since 1998) formerly, Assistant Vice
Chicago, IL 60606                                  President (since 1998) of Nuveen
                                                   Investments, LLC; Vice President (2002-2004)
                                                   and Assistant Secretary (1998-2004)
                                                   formerly, Assistant Vice President of Nuveen
                                                   Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp.(4); Vice President and
                                                   Assistant Secretary (since 2005) of Nuveen
                                                   Asset Management.

--------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President     1998      Managing Director (since 2004), formerly,          155
10/24/45                                           Vice President of Nuveen Investments, LLC,
333 W. Wacker Drive                                Managing Director (2004) formerly, Vice
Chicago, IL 60606                                  President (1998-2004) of Nuveen Advisory
                                                   Corp. and Nuveen Institutional Advisory
                                                   Corp.(4); Managing Director (since 2005) of
                                                   Nuveen Asset Management.

--------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President     1995      Managing Director (since 2002), formerly,          155
3/2/64                                             Vice President of Nuveen Investments;
333 W. Wacker Drive                                Managing Director (1997-2004) of Nuveen
Chicago, IL 60606                                  Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp.(4); Managing Director of
                                                   Nuveen Asset Management (since 2001); Vice
                                                   President of Nuveen Investments Advisers
                                                   Inc. (since 2002); Chartered Financial
                                                   Analyst.

--------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President     1998      Vice President (since 1993) and Funds              155
5/31/54               and Controller               Controller (since 1998) of Nuveen
333 W. Wacker Drive                                Investments, LLC; formerly, Vice President
Chicago, IL 60606                                  and Funds Controller (1998-2004) of Nuveen
                                                   Investments, Inc.; Certified Public
                                                   Accountant.

--------------------------------------------------------------------------------------------------------------
James D. Grassi       Vice President     2004      Vice President and Deputy Director of              155
4/13/56               and Chief                    Compliance (since 2004) of Nuveen
333 W. Wacker Drive   Compliance                   Investments, LLC, Nuveen Investments
Chicago, IL 60606     Officer                      Advisers Inc., Nuveen Asset Management and
                                                   Rittenhouse Asset Management, Inc.;
                                                   previously, Vice President and Deputy
                                                   Director of Compliance (2004) of Nuveen
                                                   Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp.(4); formerly, Senior Attorney
                                                   (1994-2004), The Northern Trust Company.

--------------------------------------------------------------------------------------------------------------
David J. Lamb         Vice President     2000      Vice President (since 2000) of Nuveen              155
3/22/63                                            Investments, LLC; Certified Public
333 W. Wacker Drive                                Accountant.
Chicago, IL 60606

--------------------------------------------------------------------------------------------------------------
Tina M. Lazar         Vice President     2002      Vice President of Nuveen Investments, LLC          155
8/27/61                                            (since 1999).
333 W. Wacker Drive
Chicago, IL 60606

----
43

================================================================================

                                                                                                 Number of
                                                                                               Portfolios in
Name,               Position(s)     Year First                                                 Fund Complex
Birthdate           Held with       Elected or   Principal Occupation(s)                        Overseen by
and Address         the Funds      Appointed (3) During Past 5 Years                              Officer
------------------------------------------------------------------------------------------------------------
Larry W. Martin     Vice President     1988      Vice President, Assistant Secretary and            155
7/27/51             and Assistant                Assistant General Counsel of Nuveen
333 W. Wacker Drive Secretary                    Investments, LLC; Vice President and
Chicago, IL 60606                                Assistant Secretary of Nuveen Advisory Corp.
                                                 and Nuveen Institutional Advisory Corp.(4);
                                                 Vice President (since 2005) and Assistant
                                                 Secretary of Nuveen Investments, Inc.; Vice
                                                 President (since 2005) and Assistant
                                                 Secretary (since 1997) of Nuveen Asset
                                                 Management; Vice President (since 2000),
                                                 Assistant Secretary and Assistant General
                                                 Counsel (since 1998) of Rittenhouse Asset
                                                 Management, Inc.; Vice President and
                                                 Assistant Secretary of Nuveen Investments
                                                 Advisers Inc. (since 2002); Assistant
                                                 Secretary of NWQ Investment Management
                                                 Company, LLC (since 2002).




(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.
(4)Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

----
44

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Cumulative Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

*NAC and NIAC Merge into NAM--Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen investments. It does not affect the investment objectives or portfolio management of any Fund.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
45

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/mf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Office of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers LLP, the Trust's auditor, billed to the Trust during the Trust's last two full fiscal years. For engagements with PricewaterhouseCoopers LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers LLP provided to the Trust, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Trust waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Trust during the fiscal year in which the services are provided; (B) the Trust did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

              SERVICES THAT THE TRUST'S AUDITOR BILLED TO THE TRUST


Fiscal Year Ended           Audit Fees Billed   Audit-Related Fees      Tax Fees       All Other Fees
September 30, 2005               to Funds         Billed to Funds    Billed to Funds   Billed to Funds
------------------------------------------------------------------------------------------------------
Name of Series
--------------
Core Bond Fund                         17,935                    0                 0                 0
High Yield Bond Fund                   18,059                    0                 0                 0
Short Duration Bond Fund               17,995                    0                 0                 0
                            --------------------------------------------------------------------------
  Total                     $          53,989   $                0   $             0   $             0

                                      Percentage Approved Pursuant to Pre-approval Exception
                            --------------------------------------------------------------------------
                            Audit Fees Billed   Audit-Related Fees      Tax Fees       All Other Fees
                                 to Funds         Billed to Funds    Billed to Funds   Billed to Funds
                            --------------------------------------------------------------------------
Name of Series
--------------
Core Bond Fund                              0                    0                 0                 0
High Yield Bond Fund                        0                    0                 0                 0
Short Duration Bond Fund                    0                    0                 0                 0

The above "Tax Fees" were billed for professional services for tax advice, tax compliance, and tax planning.

Fiscal Year Ended           Audit Fees Billed   Audit-Related Fees      Tax Fees       All Other Fees
September 30, 2004               to Funds         Billed to Funds    Billed to Funds   Billed to Funds
------------------------------------------------------------------------------------------------------
Name of Series
--------------
Core Bond Fund                            N/A                  N/A               N/A               N/A
High Yield Bond Fund                      N/A                  N/A               N/A               N/A
Short Duration Bond Fund                  N/A                  N/A               N/A               N/A
                            --------------------------------------------------------------------------
  Total

                                      Percentage Approved Pursuant to Pre-approval Exception
                            --------------------------------------------------------------------------
                            Audit Fees Billed   Audit-Related Fees      Tax Fees       All Other Fees
                                 to Funds         Billed to Funds    Billed to Funds   Billed to Funds
                            --------------------------------------------------------------------------
Name of Series
--------------
Core Bond Fund                            N/A                  N/A               N/A               N/A
High Yield Bond Fund                      N/A                  N/A               N/A               N/A
Short Duration Bond Fund                  N/A                  N/A               N/A               N/A

                 SERVICES THAT THE TRUST'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by PricewaterhouseCoopers LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Trust ("Affiliated Fund Service Provider"), for engagements directly related to the Trust's operations and financial reporting, during the Trust's last two full fiscal years.

                                   Audit-Related Fees     Tax Fees Billed to     All Other Fees
                                  Billed to Adviser and      Adviser and       Billed to Adviser
Fiscal Year Ended                   Affiliated Fund         Affiliated Fund    and Affiliated Fund
September 30, 2005                 Service Providers       Service Providers    Service Providers
--------------------------------------------------------------------------------------------------
Nuveen Investment Trust III       $                   0   $           49,500   $                 0

                                       Percentage Approved Pursuant to Pre-approval Exception
                                  ----------------------------------------------------------------
                                    Audit-Related Fees    Tax Fees Billed to       All Other Fees
                                  Billed to Adviser and      Adviser and        Billed to Adviser
                                     Affiliated Fund       Affiliated Fund     and Affiliated Fund
                                    Service Providers     Service Providers     Service Providers
                                  ----------------------------------------------------------------
                                                      0%                   0%                    0%

The above "Tax Fees" are fees billed to the Adviser for Fund tax return preparation.

                                   Audit-Related Fees     Tax Fees Billed to     All Other Fees
                                  Billed to Adviser and      Adviser and       Billed to Adviser
Fiscal Year Ended                   Affiliated Fund         Affiliated Fund    and Affiliated Fund
September 30, 2004                 Service Providers       Service Providers    Service Providers
--------------------------------------------------------------------------------------------------
Nuveen Investment Trust III               N/A                     N/A                  N/A

                                       Percentage Approved Pursuant to Pre-approval Exception
                                  ----------------------------------------------------------------
                                    Audit-Related Fees    Tax Fees Billed to       All Other Fees
                                  Billed to Adviser and      Adviser and        Billed to Adviser
                                     Affiliated Fund       Affiliated Fund     and Affiliated Fund
                                    Service Providers     Service Providers     Service Providers
                                  ----------------------------------------------------------------
                                           N/A                   N/A                  N/A

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to PricewaterhouseCoopers LLP by the Trust, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Trust did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Trust's audit is completed.

                               NON-AUDIT SERVICES

The following tables show the amount of fees that PricewaterhouseCoopers LLP billed during the Trust's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that PricewaterhouseCoopers LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement relates directly to the Trust's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from PricewaterhouseCoopers LLP about any non-audit services that PricewaterhouseCoopers LLP rendered during the Trust's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PricewaterhouseCoopers LLP's independence.

                                                     Total Non-Audit Fees
                                                     billed to Adviser and
                                                    Affiliated Fund Service      Total Non-Audit Fees
                                                     Providers (engagements     billed to Adviser and
                                                    related directly to the    Affiliated Fund Service
Fiscal Year Ended            Total Non-Audit Fees   operations and financial     Providers (all other
September 30, 2005             Billed to Trust      reporting of the Trust)          engagements)           Total
-------------------------------------------------------------------------------------------------------------------
Name of Series
--------------
Core Bond Fund                                  0                     49,500                         0       49,500
High Yield Bond Fund                            0                     49,500                         0       49,500
Short Duration Bond Fund                        0                     49,500                         0       49,500
                             --------------------------------------------------------------------------------------
  Total                      $                  0                              $                     0   $

The above "Non-Audit Fees billed to Adviser" for 2005 include "Tax Fees" billed to Adviser in the amount of $49,500 from previous table.

                                                     Total Non-Audit Fees
                                                     billed to Adviser and
                                                    Affiliated Fund Service      Total Non-Audit Fees
                                                     Providers (engagements     billed to Adviser and
                                                    related directly to the    Affiliated Fund Service
Fiscal Year Ended            Total Non-Audit Fees   operations and financial     Providers (all other
September 30, 2005             Billed to Trust      reporting of the Trust)          engagements)           Total
-------------------------------------------------------------------------------------------------------------------
Name of Series
--------------
Core Bond Fund                       N/A                      N/A                         N/A                N/A
High Yield Bond Fund                 N/A                      N/A                         N/A                N/A
Short Duration Bond Fund             N/A                      N/A                         N/A                N/A
                             --------------------------------------------------------------------------------------
  Total

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Trust by the Trust's independent accountants and (ii) all audit and non-audit services to be performed by the Trust's independent accountants for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Trust. Regarding tax and research projects conducted by the independent accountants for the Trust and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Portfolio of Investments in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/mf and there were no amendments during the period covered by this report. (To view the code, click on the Investors Resources drop down menu box, click on Fund governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date December 8, 2005
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date December 8, 2005
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date December 8, 2005
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.